UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	7/31/2010

Item 1.	Schedule of Investments

LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—97.0%
COMMON STOCKS—96.5%
Aerospace & Defense—3.0%
7,040	Boeing Co. (The)	$479,706
45,902	General Dynamics Corp.	2,811,497
10,400	Goodrich Corp.	757,848
24,050	United Technologies Corp.	1,709,955

		5,759,006

Agriculture/Heavy Equipment—1.7%
57,201	Monsanto Co.	3,308,506

Beverages—1.9%
28,400	Coca-Cola Co. (The)	1,565,124
10,040	Dr. Pepper Snapple Group, Inc.	377,002
17,800	Heineken NV (Netherlands)	805,601
14,870	PepsiCo, Inc.	965,212

		3,712,939

Biotechnology—1.4%
17,870	Celgene Corp.*	985,531
17,190	Genzyme Corp.*	1,195,736
22,410	Human Genome Sciences, Inc.*(a)	581,315

		2,762,582

Broadcasting—0.3%
14,470	Discovery Communications, Inc. (Class A Stock)*(a)	558,687

Business Services—0.3%
2,980	MasterCard, Inc. (Class A Stock)	625,919

Chemicals—6.0%
139,312	Dow Chemical Co. (The)	3,807,397
14,630	Ecolab, Inc.	715,553
32,824	PPG Industries, Inc.	2,280,283
52,795	Praxair, Inc.	4,583,662
6,070	Sherwin-Williams Co. (The)	419,741

		11,806,636

Clothing & Apparel—0.3%
21,100	Avon Products, Inc.	656,843

Commercial Banks—4.6%
92,600	Itau Unibanco Holding SA, (PRFC) ADR (Brazil)	2,073,314
50,421	PNC Financial Services Group, Inc.	2,994,503
13,800	State Street Corp.	537,096
137,475	U.S. Bancorp	3,285,653

		8,890,566

Communication Equipment—0.3%
21,910	Juniper Networks, Inc.*	608,660

Computer Hardware—8.2%
49,843	Apple, Inc.*	12,822,112
18,740	Hewlett-Packard Co.	862,789
15,540	International Business Machines Corp.	1,995,336
9,940	NetApp, Inc.*	420,462

		16,100,699

Computer Services & Software—3.5%
21,480	Accenture PLC (Class A Stock)(Ireland)	851,467
14,000	Allscripts-Misys Healthcare Solutions, Inc.*	233,660
29,151	Amazon.com, Inc.*	3,436,611
13,540	Cognizant Technology Solutions Corp. (Class A Stock)*	738,743

40,710	Microsoft Corp.	1,050,725
5,150	salesforce.com, Inc.*	509,593

		6,820,799

Computers & Peripherals—2.4%
232,028	EMC Corp.*	4,591,834

Conglomerates—0.2%
14,470	Textron, Inc.(a)	300,397

Consumer Finance—0.5%
22,460	American Express Co.	1,002,614

Consumer Products & Services—0.5%
4,010	Church & Dwight Co., Inc.	265,743
4,580	Procter & Gamble Co. (The)	280,113
5,607	Whirlpool Corp.	467,063

		1,012,919

Cosmetics & Toiletries—0.4%
11,389	Lauder, (Estee) Cos., Inc. (The)(Class A Stock)	708,965

Diversified—0.7%
16,320	3M Co.	1,396,013

Diversified Financial Services—1.2%
2,590	CME Group, Inc.	722,092
19,080	Discover Financial Services	291,351
10,100	Franklin Resources, Inc.	1,015,858
3,040	IntercontinentalExchange, Inc.*	321,085

		2,350,386

Electronic Components—0.5%
7,200	Emerson Electric Co.	356,688
15,620	Thermo Fisher Scientific, Inc.*	700,713

		1,057,401

Engineering/Construction—0.3%
12,920	Fluor Corp.	623,907

Entertainment & Leisure—1.0%
23,780	Hasbro, Inc.	1,002,327
11,390	International Game Technology	173,583
30,630	Las Vegas Sands Corp.*(a)	822,722

		1,998,632

Financial - Bank & Trust—2.5%
39,830	Charles Schwab Corp. (The)	589,086
14,300	Morgan Stanley	385,957
144,071	Wells Fargo & Co.	3,995,089

		4,970,132

Financial Services—2.9%
13,885	Goldman Sachs Group, Inc. (The)	2,094,136
72,238	JPMorgan Chase & Co.	2,909,747
9,590	Visa, Inc. (Class A Stock)	703,426

		5,707,309

Food Products—0.2%
14,520	Kraft Foods, Inc. (Class A Stock)	424,129

Hand/Machine Tools—0.1%
4,430	Stanley Black & Decker, Inc.	257,029

Healthcare-Products—0.5%
10,020	Henry Schein, Inc.*(a)	525,950
890	Hospira, Inc.*	46,369
5,680	Johnson & Johnson	329,951

1,800	Varian Medical Systems, Inc.*	99,360

		1,001,630

Hotels, Restaurants & Leisure—3.7%
5,950	Marriott International, Inc. (Class A Stock)(a)	201,764
78,363	McDonald’s Corp.	5,464,252
16,969	Wynn Resorts Ltd.	1,487,842

		7,153,858

Internet—2.2%
52,170	Baidu, Inc., ADR (Cayman Islands)*	4,247,160

Internet & Catalog Retail—0.1%
11,390	eBay, Inc.*	238,165

Internet Software & Services—6.5%
12,726	Google, Inc. (Class A Stock)*	6,170,201
139,610	Oracle Corp.	3,300,381
10,245	priceline.com, Inc.*	2,298,978
36,240	VeriSign, Inc.*	1,020,156

		12,789,716

Machinery & Equipment—0.5%
13,190	Cummins, Inc.	1,050,056

Media—4.6%
36,400	Comcast Corp. (Special Class A Stock)	671,944
100,965	DIRECTV (Class A Stock)*	3,751,859
9,160	Time Warner Cable, Inc.	523,677
119,362	Walt Disney Co. (The)	4,021,306

		8,968,786

Medical Supplies & Equipment—0.6%
11,440	Medtronic, Inc.	422,937
20,020	St. Jude Medical, Inc.*	736,135

		1,159,072

Metals & Mining—3.0%
10,970	BHP Billiton Ltd., ADR (Australia)	792,363
53,124	BHP Billiton PLC, ADR (United Kingdom)	3,269,251
14,872	Precision Castparts Corp.	1,817,210

		5,878,824

Miscellaneous Manufacturers—2.3%
95,703	Danaher Corp.	3,675,952
17,730	Honeywell International, Inc.	759,908

		4,435,860

Oil, Gas & Consumable Fuels—4.2%
21,005	Anadarko Petroleum Corp.	1,032,606
5,050	Apache Corp.	482,679
37,875	EOG Resources, Inc.	3,692,812
38,420	Halliburton Co.	1,147,990
1,800	Hess Corp.	96,462
3,500	Noble Energy, Inc.	234,710
20,130	Schlumberger Ltd. (Netherlands)	1,200,956
9,170	Southwestern Energy Co.*	334,246

		8,222,461

Pharmaceuticals—3.0%
24,620	Abbott Laboratories	1,208,350
4,470	Alexion Pharmaceuticals, Inc.*	242,989
14,610	Allergan, Inc.	892,087
17,740	Express Scripts, Inc.*	801,493
11,991	Mead Johnson Nutrition Co.	637,202
46,206	Merck & Co, Inc.	1,592,259
2,100	Shire PLC ADR (Ireland)	144,627

7,710	Teva Pharmaceutical Industries Ltd., ADR (Israel)	376,633

		5,895,640

Retail & Merchandising—4.2%
15,640	Abercrombie & Fitch Co. (Class A Stock)(a)	577,742
7,220	Colgate-Palmolive Co.	570,236
10,070	Kohl’s Corp.*	480,238
36,167	Nordstrom, Inc.	1,229,678
23,570	Target Corp.	1,209,612
34,817	Tiffany & Co.	1,464,751
43,682	TJX Cos., Inc. (The)	1,813,677
14,540	Walgreen Co.	415,117
11,400	Yum! Brands, Inc.	470,820

		8,231,871

School—0.3%
10,510	DeVry, Inc.	565,438

Semiconductors—0.6%
6,310	Broadcom Corp. (Class A Stock)	227,349
28,730	Intel Corp.	591,838
13,950	Microchip Technology Inc(a)	424,778

		1,243,965

Software—1.6%
18,600	Adobe Systems, Inc.*	534,192
14,990	Autodesk, Inc.*	442,805
4,460	Cerner Corp.*(a)	345,427
32,960	Intuit, Inc.*	1,310,160
13,200	MSCI, Inc. (Class A Stock)*	425,964

		3,058,548

Specialty Retail—0.7%
15,390	Limited Brands, Inc.	394,599
44,360	Staples, Inc.	901,839

		1,296,438

Telecommunications—5.5%
61,569	American Tower Corp. (Class A Stock)*	2,846,951
263,493	Cisco Systems, Inc.*	6,078,783
16,515	Crown Castle International Corp.*	652,508
30,430	QUALCOMM, Inc.	1,158,774

		10,737,016

Textiles, Apparel & Luxury Goods—2.5%
65,302	NIKE, Inc. (Class B Stock)(a)	4,808,839

Tobacco—0.8%
28,910	Philip Morris International, Inc.	1,475,566

Transportation—4.2%
7,310	CSX Corp.	385,383
19,145	FedEx Corp.	1,580,420
71,348	Union Pacific Corp.	5,327,555

13,500	United Parcel Service, Inc. (Class B Stock)	877,500

		8,170,858

	TOTAL COMMON STOCKS (cost $155,810,013)	188,643,276

PREFERRED STOCK—0.5%
Financial - Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,499)(a)	960,431

	TOTAL LONG-TERM INVESTMENTS (cost $156,616,512)	189,603,707

SHORT-TERM INVESTMENT—6.7%
AFFILIATED MONEY MARKET MUTUAL FUND
13,194,642	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,194,642; includes $7,316,925 of cash collateral for securities on loan)(b)(w)	13,194,642

	TOTAL INVESTMENTS—103.7% (cost $169,811,154)(p)	202,798,349
	Liabilities in excess of other assets—(3.7)%	(7,264,952)

	NET ASSETS—100%	$195,533,397

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $7,197,060; cash collateral of $7,316,925 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $177,147,397; accordingly, net unrealized appreciation on investments for federal income tax purposes was $25,650,952 (gross unrealized appreciation $26,849,235; gross unrealized depreciation $1,198,283). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$188,643,276	$—	$—
Preferred Stock	960,431	—	—
Affiliated Money Market Mutual Fund	13,194,642	—	—

Total	$202,798,349	$—	$—

LARGE CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—98.3%
COMMON STOCKS
Aerospace & Defense—4.4%
10,493	Boeing Co. (The)	$714,993
26,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)(a)	704,079
21,682	General Dynamics Corp.	1,328,022
20,600	Lockheed Martin Corp.	1,548,090
43,900	Northrop Grumman Corp.	2,574,296
25,876	United Technologies Corp.	1,839,784

		8,709,264

Air Freight & Logistics—0.2%
5,000	FedEx Corp.	412,750

Auto Components—0.3%
20,200	Johnson Controls, Inc.	581,962

Automobile—0.3%
25,000	Harley-Davidson, Inc.(a)	680,750

Banks—0.3%
12,390	Northern Trust Corp.	582,206

Beverages—0.8%
10,700	Molson Coors Brewing Co. (Class B Stock)	481,607
17,036	PepsiCo, Inc.	1,105,807

		1,587,414

Biotechnology—0.7%
24,354	Amgen, Inc.*	1,328,024

Business Services—0.5%
4,646	MasterCard, Inc. (Class A Stock)	975,846

Capital Markets—1.8%
16,428	Goldman Sachs Group, Inc. (The)	2,477,671
21,300	Morgan Stanley	574,887
12,500	State Street Corp.	486,500

		3,539,058

Chemicals—1.6%
9,292	Air Products & Chemicals, Inc.	674,413
36,800	Celanese Corp. (Class A Stock)	1,033,712
22,200	PPG Industries, Inc.	1,542,234

		3,250,359

Commercial Banks—5.9%
62,666	Fifth Third Bancorp	796,485
106,554	KeyCorp	901,447
49,669	PNC Financial Services Group, Inc.	2,949,842
64,600	Regions Financial Corp.	473,518
61,948	U.S. Bancorp	1,480,557

186,770	Wells Fargo & Co.	5,179,132

		11,780,981

Commercial Services—0.5%
30,148	Waste Management, Inc.	1,023,525

Computer Services & Software—0.3%
13,690	Accenture PLC (Class A Stock)(Ireland)	542,672

Computers & Peripherals—1.7%
73,864	Hewlett-Packard Co.	3,400,699

Consumer Finance—0.3%
15,300	Capital One Financial Corp.	647,649

Diversified Financial Services—7.0%
32,323	American Express Co.	1,442,899
350,697	Bank of America Corp.	4,923,786
389,838	Citigroup, Inc.*	1,598,336
149,597	JPMorgan Chase & Co.	6,025,767

		13,990,788

Diversified Telecommunication Services—2.9%
102,015	AT&T, Inc.	2,646,269
30,000	CenturyLink, Inc.(a)	1,068,600
8,233	Frontier Communications Corp.	62,900
69,920	Verizon Communications, Inc.	2,031,875

		5,809,644

Electric Utilities—4.9%
70,530	American Electric Power Co., Inc.	2,537,669
61,700	Edison International	2,045,355
51,000	Exelon Corp.	2,133,330
15,700	NextEra Energy, Inc.	821,110
24,362	PG&E Corp.	1,081,673
35,785	Public Service Enterprise Group, Inc.	1,177,327

		9,796,464

Electrical Equipment—0.3%
11,200	Emerson Electric Co.	554,848

Electronic Components & Equipment—0.3%
12,086	Thermo Fisher Scientific, Inc.*	542,178

Electronic Equipment & Instruments—0.6%
47,825	Tyco Electronics Ltd. (Switzerland)	1,291,275

Energy Equipment & Services—1.5%
24,200	Diamond Offshore Drilling, Inc.(a)	1,439,658
17,600	Halliburton Co.	525,888
21,631	Sempra Energy	1,076,142

		3,041,688

Food & Staples Retailing—3.5%
79,878	CVS Caremark Corp.	2,451,456
81,400	Safeway, Inc.	1,671,956
55,813	Wal-Mart Stores, Inc.	2,857,067

		6,980,479

Food Products—1.9%
42,000	ConAgra Foods, Inc.	986,160
18,264	Kellogg Co.	914,113

39,575	Nestle SA, ADR (Switzerland)	1,953,026

		3,853,299

Healthcare Equipment & Supplies—0.2%
12,000	Medtronic, Inc.	443,640

Healthcare Products—0.4%
23,686	Covidien PLC (Ireland)	883,962

Healthcare Providers & Services—1.1%
31,000	Cardinal Health, Inc.	1,000,370
18,900	CIGNA Corp.	581,364
18,584	UnitedHealth Group, Inc.	565,883

		2,147,617

Hotels, Restaurants & Leisure—1.9%
20,515	Carnival Corp. (Panama)	711,460
42,800	McDonald’s Corp.	2,984,444

		3,695,904

Household Durables—0.1%
6,100	Fortune Brands, Inc.	267,668

Household Products—1.0%
31,995	Kimberly-Clark Corp.	2,051,519

Industrial Conglomerates—2.0%
7,000	3M Co.	598,780
105,312	General Electric Co.	1,697,629
43,407	Tyco International Ltd. (Switzerland)	1,661,620

		3,958,029

Insurance—7.0%
35,544	Aflac, Inc.(a)	1,748,409
69,700	Allstate Corp. (The)	1,968,328
59,400	Genworth Financial, Inc. (Class A Stock)*	806,652
60,457	Lincoln National Corp.	1,574,300
14,900	Loews Corp.	553,535
21,400	Marsh & McLennan Cos., Inc.	503,328
86,333	MetLife, Inc.	3,631,166
37,324	Travelers Cos., Inc. (The)	1,882,996
11,000	Unum Group	251,020
54,300	XL Group PLC (Ireland)	962,739

		13,882,473

IT Services—1.8%
27,624	International Business Machines Corp.	3,546,922

Machinery—1.7%
11,876	Caterpillar, Inc.	828,351
6,500	Cummins, Inc.	517,465
42,798	PACCAR, Inc.	1,961,004

		3,306,820

Media—1.9%
32,600	CBS Corp. (Class B Stock)	481,828
63,800	Comcast Corp. (Special Class A Stock)	1,177,748
47,000	Time Warner, Inc.	1,478,620
22,319	Walt Disney Co. (The)	751,927

		3,890,123

Metals & Mining—3.0%
18,198	BHP Billiton Ltd., ADR (Australia)	1,314,442
24,884	Freeport-McMoRan Copper & Gold, Inc.	1,780,201
11,800	Nucor Corp.	461,852
34,766	Peabody Energy Corp.	1,569,685

18,584	United States Steel Corp.(a)	823,829

		5,950,009

Multi-Utilities—0.3%
15,500	Dominion Resources, Inc.	650,845

Multiline Retail—0.7%
57,100	JC Penney Co., Inc.(a)	1,406,373

Office Electronics—0.6%
115,000	Xerox Corp.	1,120,100

Oil, Gas & Consumable Fuels—10.9%
32,745	Apache Corp.	3,129,767
44,400	Chesapeake Energy Corp.	933,732
25,000	Chevron Corp.	1,905,250
108,337	ConocoPhillips	5,982,369
31,440	Exxon Mobil Corp.	1,876,340
32,602	Hess Corp.	1,747,141
30,200	Marathon Oil Corp.	1,010,190
28,643	Occidental Petroleum Corp.	2,232,149
45,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	2,441,294
28,600	Valero Energy Corp.	485,914

		21,744,146

Pharmaceuticals—8.2%
37,090	Abbott Laboratories	1,820,377
24,300	Bristol-Myers Squibb Co.	605,556
68,000	Eli Lilly & Co.	2,420,800
62,054	Johnson & Johnson	3,604,717
86,826	Merck & Co., Inc.	2,992,024
322,440	Pfizer, Inc.	4,836,600

		16,280,074

Railroads—0.7%
19,648	Union Pacific Corp.	1,467,116

Real Estate Investment Trusts—2.5%
80,000	Annaly Capital Management, Inc.	1,392,000
12,390	AvalonBay Communities, Inc.	1,302,065
8,053	Boston Properties, Inc.(a)	659,541
7,948	Simon Property Group, Inc.(a)	709,120
11,460	Vornado Realty Trust	948,659

		5,011,385

Retail & Merchandising—1.6%
28,435	Best Buy Co., Inc.	985,557
19,608	Target Corp.	1,006,282
26,992	TJX Cos., Inc. (The)	1,120,708

		3,112,547

Semiconductors & Semiconductor Equipment—0.5%
45,676	Intel Corp.	940,926

Software—2.8%
98,258	CA, Inc.	1,921,927
123,957	Microsoft Corp.	3,199,330
21,682	Oracle Corp.	512,562

		5,633,819

Specialty Retail—1.7%
72,200	Gap, Inc. (The)(a)	1,307,542
30,311	Home Depot, Inc. (The)	864,167
20,400	Limited Brands, Inc.	523,056
34,720	Staples, Inc.	705,857

		3,400,622

Telecommunications—1.2%
26,191	Cisco Systems, Inc.*	604,226
61,806	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)(a)	679,866

33,312	Rogers Communications, Inc. (Class B Stock)(Canada)	1,156,593

		2,440,685

Textiles, Apparel & Luxury Goods—0.1%
16,300	Jones Apparel Group, Inc.	284,272

Tobacco—1.1%
50,400	Altria Group, Inc.	1,116,864
21,500	Philip Morris International, Inc.	1,097,360

		2,214,224

Wireless Telecommunication Services—0.8%
68,700	Vodafone Group PLC, ADR (United Kingdom)(a)	1,613,076

	TOTAL LONG-TERM INVESTMENTS (cost $173,704,093)	196,248,718

SHORT-TERM INVESTMENT—6.7%
AFFILIATED MONEY MARKET MUTUAL FUND
13,363,695	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,363,695; includes $9,730,579 of cash collateral for securities on loan)(b)(w)	13,363,695

	TOTAL INVESTMENTS—105.0% (cost $187,067,788)(p)	209,612,413
	Liabilities in excess of other assets—(5.0)%	(9,954,658)

	NET ASSETS—100%	$199,657,755

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $9,430,431; cash collateral of $9,730,579 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $198,635,250; accordingly, net unrealized appreciation on investments for federal income tax purposes was $10,977,163 (gross unrealized appreciation $16,789,306; gross unrealized depreciation $5,812,143). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$196,248,718	$—	$—
Affiliated Money Market Mutual Fund	13,363,695	—	—

Total	$209,612,413	$—	$—

SMALL CAPITALIZATION GROWTH PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—98.9%
COMMON STOCKS
Aerospace/Defense—0.6%
7,147	Triumph Group, Inc.	$542,457

Airlines—0.4%
6,408	Copa Holdings SA (Panama)	330,973

Apparel—0.5%
17,935	G-III Apparel Group Ltd.*	462,723

Automobile Manufacturers—0.3%
13,040	Tesla Motors, Inc.*(a)	260,018

Automotive Parts—3.4%
69,059	American Axle & Manufacturing Holdings, Inc.*(a)	642,939
47,557	ArvinMeritor, Inc.*(a)	780,411
15,225	Monro Muffler Brake, Inc.(a)	624,834
23,106	WABCO Holdings, Inc.*	893,740

		2,941,924

Biotechnology—1.3%
18,515	Emergent Biosolutions, Inc.*	343,824
22,294	Martek Biosciences Corp.*	461,263
9,449	Regeneron Pharmaceuticals, Inc.*	228,571
11,019	Seattle Genetics, Inc.*	134,211

		1,167,869

Chemicals—2.8%
112,622	Huntsman Corp.	1,179,152
6,515	NewMarket Corp.	698,343
27,320	Olin Corp.	554,596

		2,432,091

Clothing & Apparel—1.5%
10,905	Gymboree Corp.*(a)	472,187
22,387	True Religion Apparel, Inc.*	550,272
18,220	Volcom, Inc.*	296,439

		1,318,898

Commercial Banks—0.3%
6,850	UMB Financial Corp.	257,697

Commercial Services—6.1%
15,016	Coinstar, Inc.*	683,228
6,799	FTI Consulting, Inc.*	240,345
42,915	Geo Group, Inc. (The)*(a)	926,106
9,584	HMS Holdings Corp.*	539,771
28,939	Monster Worldwide, Inc.*(a)	397,043
22,928	PAREXEL International Corp.*	470,712
19,341	Sotheby’s(a)	524,721
23,663	SuccessFactors, Inc.*(a)	480,595
9,485	TNS, Inc.*	186,380
23,570	Waste Connections, Inc.*	899,667

		5,348,568

Computer Hardware—0.3%
15,579	Radiant Systems, Inc.*	221,378

Computer Networking—1.0%
12,706	Atheros Communications, Inc.*(a)	335,947

21,515	Netgear, Inc.*	516,360

		852,307

Computer Services & Software—4.8%
21,173	ANSYS, Inc.*	951,726
15,936	ArcSight, Inc.*(a)	398,559
16,545	Bottomline Technologies, Inc.*	234,443
19,085	iGate Corp.	338,759
38,319	Netezza Corp.*(a)	593,945
20,283	Riverbed Technology, Inc.*(a)	752,296
90,415	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	489,145
15,445	SYNNEX Corp.*(a)	407,594

		4,166,467

Consumer Finance—0.4%
13,259	First Cash Financial Services, Inc.*	317,951

Distribution/Wholesale—1.0%
53,395	Brightpoint, Inc.*	422,888
15,211	Owens & Minor, Inc.	413,587

		836,475

Diversified Financial Services—0.9%
23,196	Duff & Phelps Corp. (Class A Stock)	251,445
23,035	Och-Ziff Capital Management Group LLC (Class A Stock)	316,501
13,757	optionsXpress Holdings, Inc.*(a)	214,609

		782,555

Education—2.4%
9,367	American Public Education, Inc.*	418,330
13,660	Blackboard, Inc.*(a)	518,670
8,178	Capella Education Co.*	759,900
19,146	Lincoln Educational Services Corp.*	403,789

		2,100,689

Electronic Components—5.3%
35,338	Coherent, Inc.*	1,308,213
19,930	EnerSys*(a)	482,704
37,495	Mindspeed Technologies, Inc.*(a)	265,090
16,510	OSI Systems, Inc.*(a)	458,813
17,260	OYO Geospace Corp.*(a)	923,755
17,875	Plexus Corp.*	521,950
35,743	Universal Electronics, Inc.*	627,647

		4,588,172

Electronic Components & Equipment—1.9%
5,615	American Science & Engineering, Inc.	444,596
27,375	Fushi Copperweld, Inc.*	231,592
64,004	GrafTech International Ltd.*	1,003,583

		1,679,771

Energy - Energy Resources—0.5%
18,755	Trina Solar Ltd., ADR (Cayman Islands)*(a)	407,734

Engineering/Construction—0.9%
22,845	Insituform Technologies, Inc. (Class A Stock)*(a)	523,150
24,456	Orion Marine Group, Inc.*	303,744

		826,894

Entertainment & Leisure—2.2%
24,666	Bally Technologies, Inc.*(a)	796,712
42,695	Pinnacle Entertainment, Inc.*	463,240

75,734	Shuffle Master, Inc.*	665,702

		1,925,654

Environmental Services—0.5%
32,593	Calgon Carbon Corp.*(a)	431,531

Financial Services—0.2%
37,094	First Commonwealth Financial Corp.	196,598

Food—0.5%
40,471	Dean Foods Co.*	463,798

Hand/Machine Tools—1.0%
14,252	Regal-Beloit Corp.	866,949

Healthcare Services—5.1%
33,720	Align Technology, Inc.*(a)	585,042
7,222	Almost Family, Inc.*	189,794
23,033	Centene Corp.*(a)	490,833
8,730	Emergency Medical Services Corp. (Class A Stock)*	390,580
16,684	Genoptix, Inc.*(a)	288,300
16,470	Gentiva Health Services, Inc.*(a)	339,776
14,590	Hanger Orthopedic Group, Inc.*	250,219
21,924	ICON PLC, ADR (Ireland)*	517,406
20,185	IPC The Hospitalist Co., Inc.*	519,764
24,082	Lincare Holdings, Inc.	572,188
14,280	RehabCare Group, Inc.*	302,593

		4,446,495

Home Furnishings—1.0%
25,013	DTS, Inc.*(a)	893,464

Hotels & Motels—0.4%
11,002	Choice Hotels International, Inc.	363,176

Insurance—1.4%
9,535	CNinsure, Inc. (Cayman Islands)	224,835
15,340	Employers Holdings, Inc.	238,384
35,054	MGIC Investment Corp.*(a)	301,114
16,990	Unitrin, Inc.	472,152

		1,236,485

Internet Services—2.8%
101,570	Art Technology Group, Inc.*	365,652
9,290	AsiaInfo-Linkage, Inc.*	189,516
48,450	Sapient Corp.	532,950
73,584	TIBCO Software, Inc.*	997,799
35,445	ValueClick, Inc.*(a)	388,123

		2,474,040

Machinery & Equipment—0.9%
22,260	Briggs & Stratton Corp.	422,272
8,680	Tennant Co.	325,674

		747,946

Manufacturing—1.0%
7,370	AZZ, Inc.	320,816
22,965	Polypore International, Inc.*	564,021

		884,837

Medical Supplies & Equipment—6.5%
72,390	American Medical Systems Holdings, Inc.*(a)	1,618,640
20,162	Bruker Corp.*(a)	265,534
21,622	Cutera, Inc.*	169,084
53,852	Eclipsys Corp.*	1,061,423
14,471	Quality Systems, Inc.(a)	794,747
34,605	Thoratec Corp.*(a)	1,272,772
14,636	Vital Images, Inc.*	215,003

9,540	Zoll Medical Corp.*	252,428

		5,649,631

Metals & Mining—1.5%
16,225	Brush Engineered Materials, Inc.*	386,966
21,228	Northwest Pipe Co.*	385,713
25,293	Titanium Metals Corp.*	559,987

		1,332,666

Movies & Entertainment—0.5%
28,810	Imax Corp. (Canada)*(a)	445,691

Oil & Gas Services—1.9%
14,189	Brigham Exploration Co.*	244,902
10,390	CARBO Ceramics, Inc.	833,278
34,813	Oasis Petroleum, Inc.*	598,784

		1,676,964

Oil, Gas & Consumable Fuels—1.5%
31,710	Lufkin Industries, Inc.	1,303,598

Pharmaceuticals—4.1%
19,316	BioMarin Pharmaceutical, Inc.*(a)	422,054
32,145	BioScrip, Inc.*	136,616
17,555	Catalyst Health Solutions, Inc.*	607,052
11,028	Herbalife Ltd. (Cayman Islands)	547,430
27,310	Impax Laboratories, Inc.*	447,611
17,353	NBTY, Inc.*	935,153
7,097	Onyx Pharmaceuticals, Inc.*	184,522
6,648	Salix Pharmaceuticals Ltd.*(a)	281,942

		3,562,380

Printing & Publishing—0.2%
5,832	VistaPrint NV (Netherlands)*(a)	192,748

Professional Services—0.6%
35,430	Korn Ferry International*	497,792

Real Estate Investment Trusts—1.6%
55,590	Ashford Hospitality Trust, Inc.*	488,636
22,755	DuPont Fabros Technology, Inc.	574,336
23,946	Redwood Trust, Inc.	374,755

		1,437,727

Restaurants—1.7%
35,952	BJ’s Restaurants, Inc.*(a)	916,776
42,190	Texas Roadhouse, Inc.*	568,721

		1,485,497

Retail—6.3%
27,385	Cash America International, Inc.	917,397
36,657	Chico’s FAS, Inc.	343,476
23,725	EZCORP, Inc. (Class A Stock)*	472,128
45,484	Genesco, Inc.*	1,241,258
14,200	Group 1 Automotive, Inc.*(a)	393,624
19,985	Jo-Ann Stores, Inc.*	837,172
26,585	Lithia Motors, Inc. (Class A Stock)	233,948
38,705	Vitamin Shoppe, Inc.*	1,057,421

		5,496,424

Retail & Merchandising—4.1%
32,535	99 Cents Only Stores*	540,732
18,045	Aeropostale, Inc.*	513,019
8,896	America’s Car-Mart, Inc.*	207,099
29,465	Finish Line, Inc. (The)(Class A Stock)	421,644
20,910	Hibbett Sports, Inc.*	553,488

34,967	Steven Madden Ltd.*	1,350,775

		3,586,757

Semiconductors—9.7%
53,675	Cirrus Logic, Inc.*(a)	1,046,662
23,887	Diodes, Inc.*	422,322
108,880	Entegris, Inc.*	501,937
16,488	FormFactor, Inc.*(a)	159,604
23,780	MKS Instruments, Inc.*(a)	510,319
100,542	ON Semiconductor Corp.*	678,659
33,940	Rovi Corp.*(a)	1,510,330
18,243	Rubicon Technology, Inc.*(a)	551,851
20,820	Spreadtrum Communications, Inc., ADR (Cayman Islands)*(a)	193,210
12,525	Standard Microsystems Corp.*	275,801
39,303	Teradyne, Inc.*(a)	422,900
20,690	Varian Semiconductor Equipment Associates, Inc.*	584,699
27,367	Veeco Instruments, Inc.*(a)	1,184,991
21,070	Volterra Semiconductor Corp.*	474,496

		8,517,781

Software—1.9%
34,899	Informatica Corp.*	1,051,507
25,684	MedAssets, Inc.*	601,262

		1,652,769

Telecommunications—1.7%
32,567	EMS Technologies, Inc.*	541,915
55,180	Harmonic, Inc.*	384,604
18,270	Plantronics, Inc.	547,552

		1,474,071

Transportation—0.9%
19,678	Landstar System, Inc.	797,746

Trucking / Shipping —0.6%
61,350	Pacer International, Inc.*	505,524

	TOTAL LONG-TERM INVESTMENTS (cost $73,148,302)	86,390,350

SHORT-TERM INVESTMENT—28.1%
AFFILIATED MONEY MARKET MUTUAL FUND
24,588,431	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $24,588,431; includes $23,866,361 of cash collateral for securities on loan)(b)(w)	24,588,431

	TOTAL INVESTMENTS—127.0% (cost $97,736,733)(p)	110,978,781
	Liabilities in excess of other assets—(27.0)%	(23,618,942)

	NET ASSETS—100%	$87,359,839

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,001,207; cash collateral of $23,866,361 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $98,407,487; accordingly, net unrealized appreciation on investments for federal income tax purposes was $12,571,294 (gross unrealized appreciation $17,206,741; gross unrealized depreciation $4,635,447). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolio 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$86,390,350	$—	$—
Affiliated Money Market Mutual Fund	24,588,431	—	—

Total	$110,978,781	$—	$—

SMALL CAPITALIZATION VALUE PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—94.5%
COMMON STOCKS—94.5%
Aerospace/Defense—3.3%
116,500	AAR Corp.*	$1,957,200
46,149	BE Aerospace, Inc.*	1,356,781
81,900	Curtiss-Wright Corp.	2,480,751
3,500	Ducommun, Inc.	73,115
44,700	Elbit Systems Ltd. (Israel)	2,458,947
4,000	Esterline Technologies Corp.*	205,320
335,825	Hexcel Corp.*	6,276,569
3,000	LMI Aerospace, Inc.*	51,660
88,775	Moog, Inc. (Class A Stock)*(a)	3,179,033
99,642	Teledyne Technologies, Inc.*	4,088,311
23,600	TransDigm Group, Inc.(a)	1,278,412
23,416	Triumph Group, Inc.(a)	1,777,274

		25,183,373

Airlines—0.4%
5,000	AirTran Holdings, Inc.*(a)	24,100
4,200	Alaska Air Group, Inc.*	216,678
20,800	JetBlue Airways Corp.*	133,744
24,000	Republic Airways Holdings, Inc.*(a)	150,000
186,400	SkyWest, Inc.	2,320,680
2,200	UAL Corp.*	52,228
22,800	US Airways Group, Inc.*	247,380

		3,144,810

Apparel
3,800	Carter’s, Inc.*	92,112

Auto Related—0.2%
59,764	Cooper Tire & Rubber Co.	1,291,500

Automobile Manufacturers
2,400	Tesla Motors, Inc.*(a)	47,856

Automotive Parts—0.4%
29,379	ATC Technology Corp.*	704,508
3,600	Douglas Dynamics, Inc.*	42,660
6,600	Spartan Motors, Inc.	28,314
85,000	Tenneco, Inc.*	2,346,000

		3,121,482

Banks—2.4%
1,590	1st Source Corp.	29,240
3,486	Ameris Bancorp.(a)	34,302
2,000	Bank of the Ozarks, Inc.	74,900
70,281	Cardinal Financial Corp.	718,272
8,500	Cathay General Bancorp	99,960
3,800	Central Pacific Financial Corp.*(a)	6,308
3,300	Chemical Financial Corp.	74,085
6,600	City Holding Co.	194,370
3,900	Columbia Banking System, Inc.	71,292
3,700	Community Bank System, Inc.	91,575
6,400	Community Trust Bancorp, Inc.	175,872
4,800	Dime Community Bancshares	62,880
5,500	East West Bancorp, Inc.	85,745
3,200	Financial Institutions, Inc.	60,704
78,891	First Financial Bancorp	1,254,367
18,300	First Niagara Financial Group, Inc.	245,403
127,734	FirstMerit Corp.	2,517,637
29,892	Hancock Holding Co.	912,005
23,139	IBERIABANK Corp.	1,202,302

6,300	Independent Bank Corp.	150,003
3,400	Lakeland Financial Corp.	69,802
6,400	MainSource Financial Group, Inc.	48,256
800	Old Second Bancorp, Inc.	1,112
3,600	Peoples Bancorp, Inc.(a)	62,100
54,600	Prosperity Bancshares, Inc.	1,849,848
2,451	Republic Bancorp, Inc. (Class A Stock)	60,736
2,300	SCBT Financial Corp.	74,129
3,800	Sierra Bancorp	45,030
38,942	Signature Bank*	1,496,930
1,900	Simmons First National Corp. (Class A Stock)	50,065
4,075	Southside Bancshares, Inc.	77,262
3,700	Southwest Bancorp, Inc.	53,835
2,600	State Bancorp, Inc. NY	24,908
11,250	Sterling Bancshares, Inc.	58,388
2,900	Trico Bancshares(a)	54,723
123,983	Trustmark Corp.(a)	2,727,626
91,200	United Bankshares, Inc.(a)	2,328,336
2,500	Washington Trust Bancorp, Inc.	48,400
4,500	WesBanco, Inc.(a)	78,075
5,800	West Bancorp, Inc.*	38,802
113,350	Whitney Holding Corp.(a)	920,402
5,000	Wilshire Bancorp, Inc.	37,650
1,900	WSFS Financial Corp.	72,200

		18,339,837

Beverages—0.2%
65,300	Embotelladora Andina SA, ADR (Class B Stock)(Chile)(a)	1,734,368

Biotechnology—0.1%
10,100	Ariad Pharmaceuticals, Inc.*(a)	32,320
2,200	Celera Corp.*	14,718
3,700	Emergent Biosolutions, Inc.*	68,709
7,100	GenMark Diagnostics, Inc.*	31,666
64,000	Lexicon Pharmaceuticals, Inc.*	96,640
9,200	Martek Biosciences Corp.*	190,348
7,300	Tengion, Inc.*	25,550

		459,951

Broadcasting
9,100	Entercom Communications Corp. (Class A Stock)*	76,258
13,242	LIN TV Corp. (Class A Stock)*	77,466

		153,724

Building Materials
3,320	NCI Building Systems, Inc.*	31,440
1,000	Trex Co., Inc.*	21,700

		53,140

Building Products
4,200	Quanex Building Products Corp.	73,878

Business Services—0.4%
2,400	ABM Industries, Inc.	52,080
11,900	Cabela’s, Inc.*(a)	185,521
9,300	DHT Maritime, Inc. (Marshall Islands)	39,060
69,400	URS Corp.*	2,803,066

		3,079,727

Capital Markets—2.0%
230,275	Apollo Investment Corp.	2,325,777
165,600	Ares Capital Corp.	2,320,056
151,439	Federated Investors, Inc. (Class B Stock)(a)	3,213,536
201,200	MF Global Holdings Ltd.*(a)	1,293,716
223,275	Raymond James Financial, Inc.	5,956,977

		15,110,062

Chemicals —3.8%
3,600	A.Schulman, Inc.	70,524

8,300	Aceto Corp.	56,606
24,866	Cabot Corp.	733,547
5,689	CF Industries Holdings, Inc.	461,890
18,662	Cytec Industries, Inc.	931,607
9,500	H.B. Fuller Co.	194,180
96,994	Huntsman Corp.(a)	1,015,527
90,300	Innophos Holdings, Inc.	2,646,693
52,000	International Flavors & Fragrances, Inc.	2,359,760
37,000	ION Geophysical Corp.*(a)	162,430
69,400	Kraton Performance Polymers, Inc.*(a)	1,628,124
28,500	Lubrizol Corp. (The)	2,664,465
112,500	Methanex Corp. (Canada)	2,523,375
1,700	Minerals Technologies, Inc.	88,689
2,600	Olin Corp.	52,780
35,657	OM Group, Inc.*	962,739
18,800	PolyOne Corp.*	193,828
4,400	Rockwood Holdings, Inc.*	128,524
124,000	RPM International, Inc.	2,327,480
169,025	Sensient Technologies Corp.	4,979,477
11,100	Solutia, Inc.*	156,621
10,300	Spartech Corp.	107,738
128,600	Valspar Corp. (The)(a)	4,039,326

		28,485,930

Clothing & Apparel—0.2%
38,977	G&K Services, Inc. (Class A Stock)	906,995
11,700	Iconix Brand Group, Inc.*(a)	192,582
6,500	Maidenform Brands, Inc.*	161,395

		1,260,972

Commercial Banks—1.6%
8,100	1st United Bancorp, Inc.*	60,264
44,677	BancorpSouth, Inc.(a)	654,965
81,000	Bank of Hawaii Corp.	4,034,610
43,400	Cullen / Frost Bankers, Inc.	2,396,114
11,000	First Busey Corp.	50,490
65,454	First Horizon National Corp.*	750,757
4,000	First Interstate Bancsystem, Inc.	53,200
1,500	Hudson Valley Holding Corp.	29,040
111,124	National Penn Bancshares, Inc.	740,086
3,400	Sterling Bancorp NY	33,184
18,100	Susquehanna Bancshares, Inc.	156,565
25,700	Territorial Bancorp, Inc.	467,997
39,075	United Financial Bancorp, Inc.	581,827
83,841	Zions Bancorp(a)	1,860,432

		11,869,531

Commercial Services—1.5%
21,700	Consolidated Graphics, Inc.*	932,449
95,925	Corrections Corp. of America*(a)	1,877,252
4,200	Gartner, Inc.*	105,714
1,100	Green Dot Corp. (Class A Stock)*	47,850
1,000	Kendle International, Inc.*	12,310
14,700	Metalico, Inc.*(a)	61,593
160,900	Pharmaceutical Product Development, Inc.	3,903,434
20,600	Stewart Enterprises, Inc. (Class A Stock)	110,622
55,827	TNS, Inc.*	1,097,001
89,437	Waste Connections, Inc.*	3,413,810

		11,562,035

Commercial Services & Supplies—1.4%
114,000	Brink’s Co. (The)	2,496,600
138,400	Ennis, Inc.	2,341,728
36,600	PHH Corp.*(a)	728,706
122,120	School Specialty, Inc.*(a)	2,341,040

56,100	UniFirst Corp.	2,466,156

		10,374,230

Communication Equipment
5,600	Tekelec*	79,184

Computer Hardware
7,900	Aspen Technology, Inc.*	86,347
19,200	CIBER, Inc.*	63,936
5,000	Mercury Computer Systems, Inc.*	66,000
32,100	Quantum Corp.*	51,360
1,980	Radisys Corp.*	19,543

		287,186

Computer Services & Software—2.0%
204,103	Brocade Communications Systems, Inc.*	1,010,310
110,000	Global Payments, Inc.	4,150,300
7,000	Imation Corp.*	65,240
25,607	JDA Software Group, Inc.*	601,764
1,200	Mantech International Corp. (Class A Stock)*	47,580
2,800	NetScout Systems, Inc.*	44,380
74,071	Parametric Technology Corp.*	1,328,834
2,900	Progress Software Corp.*	86,710
3,200	Quest Software, Inc.*	64,512
1,700	RealD, Inc.*	28,900
3,600	Semtech Corp.*	62,568
8,900	SMART Modular Technologies WWH, Inc.*	48,149
225,975	SRA International, Inc. (Class A Stock)*	5,021,164
6,800	SYNNEX Corp.*	179,452
46,928	Synopsys, Inc.*(a)	1,024,908
22,300	Take-Two Interactive Software, Inc.*(a)	228,575
1,400	Virtusa Corp.*	14,924
85,289	Xyratex Ltd. (Bermuda)*	1,107,904

		15,116,174

Computers & Peripherals—0.7%
124,057	Diebold, Inc.(a)	3,550,511
100,200	QLogic Corp.*	1,595,184

		5,145,695

Construction
2,000	Brookfield Homes Corp.*	14,900
20,100	Standard Pacific Corp.*(a)	80,400

		95,300

Construction & Engineering—0.4%
21,600	EMCOR Group, Inc.*(a)	561,816
116,900	KBR, Inc.	2,616,222

		3,178,038

Consumer Finance—0.6%
549,400	Advance America Cash Advance Centers, Inc.	2,164,636
85,500	First Cash Financial Services, Inc.*	2,050,290

		4,214,926

Consumer Products & Services—2.1%
61,093	Central Garden & Pet Co.*	635,978
70,486	Central Garden & Pet Co. (Class A Stock)*	712,613
1,500	GP Strategies Corp.*	11,325
7,600	Helen of Troy Ltd. (Bermuda)*	182,096
1,393	Jarden Corp.	40,327
700	La-Z-Boy, Inc.*(a)	5,992
139,950	Scotts Miracle-Gro Co. (The)(Class A Stock)(a)	6,752,588
70,346	Snap-on, Inc.	3,142,356

82,600	Toro Co. (The)	4,299,330

		15,782,605

Consumer Services—0.1%
17,400	Rent-A-Center, Inc.*	382,626

Containers & Packaging—1.6%
5,500	Graham Packaging Co. Inc,*	64,570
120,175	Packaging Corp of America	2,884,200
242,428	Silgan Holdings, Inc.	6,889,804
77,100	Sonoco Products Co.	2,521,170

		12,359,744

Distribution/Wholesale
4,100	Brightpoint, Inc.*	32,472
2,200	United Stationers, Inc.*	119,130

		151,602

Diversified Consumer Services—0.3%
89,000	Weight Watchers International, Inc.	2,437,710

Diversified Financial Services—0.1%
6,785	CompuCredit Holdings Corp.(a)	34,400
2,300	Financial Engines, Inc.*	33,695
211,450	Gleacher & Co., Inc.*	422,900
1,500	Marlin Business Services Corp.*	16,770
1,500	Oppenheimer Holdings, Inc. (Class A Stock)	42,945
4,200	Sanders Morris Harris Group, Inc.	23,100

		573,810

Diversified Financials—0.5%
138,000	Jefferies Group, Inc.(a)	3,407,220
22,200	LaBranche & Co., Inc.*	84,138
9,900	Penson Worldwide, Inc.*(a)	53,262
180	Virtus Investment Partners, Inc.*	4,644

		3,549,264

Drugs & Healthcare—0.3%
57,400	Covance, Inc.*(a)	2,224,824

Electric—0.3%
2,700	Central Vermont Public Service Corp.	57,348
136,263	Great Plains Energy, Inc.(a)	2,444,558
3,000	MGE Energy, Inc.	112,410

		2,614,316

Electric Utilities—1.8%
6,000	Avista Corp.	125,520
175,600	Cleco Corp.	5,013,380
118,975	El Paso Electric Co.*	2,557,963
27,881	IDACORP, Inc.	981,969
62,025	MYR Group, Inc.*	1,042,640
3,100	UIL Holdings Corp.	84,475
13,100	UniSource Energy Corp.	422,868
149,950	Westar Energy, Inc.(a)	3,580,806

		13,809,621

Electrical Equipment—1.2%
43,375	A.O. Smith Corp.	2,371,745
18,900	Acuity Brands, Inc.(a)	796,257
159,820	Belden, Inc.	3,818,100
122,275	GrafTech International Ltd.*	1,917,272
5,200	Regal-Beloit Corp.	316,316

		9,219,690

Electronic Components—0.9%
174,865	Digital River, Inc.*(a)	4,597,201
4,400	FEI Co.*	86,064

108,051	Portland General Electric Co.	2,063,774

		6,747,039

Electronic Components & Equipment
13,100	EnerSys*	317,282
2,800	PowerSecure International, Inc.*	29,316

		346,598

Electronic Equipment, Instrument & Components—0.7%
177,400	AVX Corp.	2,497,792
167,600	Jabil Circuit, Inc.	2,431,876

		4,929,668

Electronics—1.6%
6,850	Benchmark Electronics, Inc.*	114,395
129,200	Checkpoint Systems, Inc.*	2,580,124
43,808	Coherent, Inc.*	1,621,772
6,200	CTS Corp.	57,970
800	DDi Corp.	7,248
181,800	FLIR Systems, Inc.*	5,410,368
30,722	Littelfuse, Inc.*	1,094,011
4,000	Spectrum Control, Inc.*	60,360
14,100	TTM Technologies, Inc.*	144,525
30,762	Watts Water Technologies, Inc. (Class A Stock)	990,536

		12,081,309

Energy Equipment—0.9%
135,561	Key Energy Services, Inc.*	1,309,519
46,900	Oil States International, Inc.*	2,154,586
72,775	Unit Corp.*(a)	2,976,498

		6,440,603

Energy Equipment & Services—0.7%
3,600	Complete Production Services, Inc.*	69,300
78,390	Lufkin Industries, Inc.	3,222,613
48,600	Tidewater, Inc.	1,991,628

		5,283,541

Entertainment & Leisure—0.7%
25,000	Isle of Capri Casinos, Inc.*	210,000
113,600	Life Time Fitness, Inc.*(a)	4,130,496
3,700	RC2 Corp.*	61,235
54,628	Scientific Games Corp. (Class A Stock)*	578,511

		4,980,242

Environmental Services—0.3%
17,045	Clean Harbors, Inc.*	1,076,562
45,464	Tetra Tech, Inc.*	953,380

		2,029,942

Exchange Traded Fund—0.9%
116,100	iShares Russell 2000 Value Index Fund(a)	7,054,236

Farming & Agriculture
7,600	Andersons, Inc. (The)	261,212

Financial - Bank & Trust—0.9%
4,900	Banco Latinoamericano de Comercio Exterior SA (Panama)	60,613
1,400	Bancorp, Inc. (The)*	10,570
57,391	Boston Private Financial Holdings, Inc.	379,355
15,050	Capitol Federal Financial(a)	473,021
430,175	Citizens Republic Bancorp, Inc.*	388,964
52,900	Danvers Bancorp, Inc.	867,560
5,100	First BanCorp (Puerto Rico)*(a)	2,881
2,800	First Bancorp	46,732
6,600	First Merchants Corp.	57,288
2,600	Flushing Financial Corp.	32,422
26,500	FNB Corp.	227,105
1,500	Heartland Financial USA, Inc.	26,490
8,700	Lakeland Bancorp, Inc.	78,039

162,612	Northwest Bancshares, Inc.	1,972,484
1,500	Park National Corp.(a)	100,620
37,060	Prospect Capital Corp.	359,853
3,300	S&T Bancorp, Inc.	66,990
5,000	StellarOne Corp.	67,850
518,585	Synovus Financial Corp.(a)	1,358,693
1,700	Tompkins Financial Corp.	70,975
102,214	United Community Banks, Inc.*	316,863

		6,965,368

Financial Services—1.7%
700	Alliance Financial Corp.	20,888
167,525	Associated Banc-Corp.(a)	2,276,665
1,900	Berkshire Hills Bancorp, Inc.	38,361
32,700	BGC Partners, Inc. (Class A Stock)	177,234
4,864	BlackRock Kelso Capital Corp.	51,899
8,600	Brookline Bancorp, Inc.	83,248
40,500	CVB Financial Corp.(a)	412,290
23,800	Deluxe Corp.	489,804
10,371	Dollar Financial Corp.*	203,375
6,700	Doral Financial Corp. (Puerto Rico)*(a)	16,482
117,000	Eaton Vance Corp.	3,505,320
5,300	Encore Capital Group, Inc.*	116,600
129,700	Fifth Street Finance Corp.(a)	1,408,542
37,000	First Commonwealth Financial Corp.	196,100
7,700	First Community Bancshares, Inc.	113,267
1,200	First South Bancorp, Inc.	14,208
8,400	GFI Group, Inc.	49,476
5,400	Global Cash Access Holdings, Inc.*	22,194
3,400	Hallmark Financial Services, Inc.*	34,476
12,100	Hawaiian Holdings, Inc.*	72,600
13,800	Knight Capital Group, Inc. (Class A Stock)*(a)	198,444
2,300	Koppers Holdings, Inc.	57,132
34,600	National Financial Partners Corp.*	371,258
5,600	NBT Bancorp, Inc.	123,648
12,900	Nelnet, Inc. (Class A Stock)	260,064
2,100	OceanFirst Financial Corp.	26,586
14,400	Ocwen Financial Corp.*	152,064
13,700	Pacer International, Inc.*	112,888
63,692	PacWest Bancorp(a)	1,333,074
415	Porter Bancorp, Inc.	4,503
8,200	Provident Financial Services, Inc.	105,042
7,100	Renasant Corp.(a)	108,275
66,900	South Financial Group, Inc. (The)(a)	18,571
1,300	Suffolk Bancorp	35,243
3,800	SVB Financial Group*	164,122
9,500	Trustco Bank Corp.	55,290
7,900	World Acceptance Corp.*(a)	327,297

		12,756,530

Food & Staples Retailing—1.0%
60,900	Casey’s General Stores, Inc.	2,329,425
69,700	Ruddick Corp.(a)	2,470,865
69,500	Weis Markets, Inc.	2,491,575

		7,291,865

Food Products—1.2%
79,700	Cal-Maine Foods, Inc.(a)	2,517,723
112,417	Corn Products International, Inc.	3,747,983
189,600	Del Monte Foods Co.	2,631,648
2,100	Nash Finch Co.	82,572

		8,979,926

Foods—0.6%
6,900	B&G Foods, Inc. (Class A Stock)	79,143
3,200	Chiquita Brands International, Inc.*	46,976
117,744	Dean Foods Co.*	1,349,346

66,831	Dole Food Co., Inc.*(a)	731,131
41,500	Sanderson Farms, Inc.	1,940,125
14,700	Spartan Stores, Inc.	211,092
1,700	TreeHouse Foods, Inc.*(a)	81,073

		4,438,886

Furniture
1,700	Hooker Furniture Corp.	20,094
7,400	Knoll, Inc.(a)	103,822

		123,916

Gas & Pipeline Utilities—0.6%
172,460	Swift Energy Co.*	4,471,888

Gas Utilities—3.2%
111,920	AGL Resources, Inc.	4,252,960
88,000	Atmos Energy Corp.(a)	2,552,000
54,300	Energen Corp.	2,413,092
49,100	National Fuel Gas Co.	2,359,255
93,300	Southwest Gas Corp.	3,001,461
93,200	UGI Corp.	2,512,672
194,068	WGL Holdings, Inc.	7,001,973

		24,093,413

Healthcare Equipment & Supplies—2.8%
229,000	Cantel Medical Corp.	3,636,520
90,801	Cooper Cos., Inc. (The)	3,528,527
94,000	Invacare Corp.	2,240,020
79,500	STERIS Corp.	2,527,305
105,749	Teleflex, Inc.(a)	5,992,796
96,575	West Pharmaceutical Services, Inc.	3,509,535

		21,434,703

Healthcare Providers & Services—0.9%
113,000	AMERIGROUP Corp.*	4,040,880
8,200	Gentiva Health Services, Inc.*(a)	169,166
2,900	Magellan Health Services, Inc.*	122,061
87,100	Owens & Minor, Inc.	2,368,249
12,000	Res-Care, Inc.*	117,840

		6,818,196

Healthcare Services—1.4%
86,100	Amedisys, Inc.*(a)	2,261,847
61,045	AmSurg Corp.*	1,118,344
2,500	Centene Corp.*	53,275
53,933	HealthSouth Corp.*	998,300
10,300	HealthSpring, Inc.*	193,640
132,600	Healthways, Inc.*	1,888,224
72,798	MEDNAX, Inc.*(a)	3,432,426
3,600	RehabCare Group, Inc.*	76,284
12,700	Skilled Healthcare Group, Inc. (Class A Stock)*	33,782
14,800	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	294,224
7,200	WellCare Health Plans, Inc.*(a)	185,688

		10,536,034

Healthcare-Products—0.1%
14,100	Cardionet, Inc.*(a)	67,257
2,400	Cutera, Inc.*	18,768
13,600	Greatbatch, Inc.*	307,088

		393,113

Home Builder—0.2%
69,900	Meritage Homes Corp.*	1,228,842

Hotels, Restaurants & Leisure—0.8%
104,000	Brinker International, Inc.	1,634,880
117,627	International Speedway Corp. (Class A Stock)	3,046,539

131,875	Sonic Corp.*(a)	1,160,500

		5,841,919

Household Durables—0.1%
10,000	ACCO Brands Corp.*	59,200
53,236	Ethan Allen Interiors, Inc.	816,640

		875,840

Household Products—0.3%
64,700	WD-40 Co.	2,352,492

Industrial Products—0.7%
39,644	Brady Corp. (Class A Stock)	1,102,500
2,500	CIRCOR International, Inc.	78,200
77,764	Interface, Inc. (Class A Stock)	966,606
80,186	Kaydon Corp.	3,046,266
4,400	Myers Industries, Inc.	34,804

		5,228,376

Insurance—7.0%
8,700	Alterra Capital Holdings Ltd. (Bermuda)*	168,345
274,700	American Equity Investment Life Holding Co.	2,966,760
87,000	American Financial Group, Inc.	2,563,890
3,000	American Physicians Capital, Inc.	122,850
700	American Safety Insurance Holdings Ltd. (Bermuda)*	11,550
17,200	AMERISAFE, Inc.*	308,912
9,400	AmTrust Financial Services, Inc.	120,602
1,215	Argo Group International Holdings Ltd. (Bermuda)	37,835
75,925	Aspen Insurance Holdings Ltd. (Bermuda)	2,076,549
19,200	Assured Guaranty Ltd. (Bermuda)	301,440
461,400	CNO Financial Group, Inc.*	2,477,718
220,425	Delphi Financial Group, Inc. (Class A Stock)	5,720,029
124,064	Employers Holdings, Inc.	1,927,955
31,709	Endurance Specialty Holdings Ltd. (Bermuda)	1,223,650
88,150	Hanover Insurance Group, Inc. (The)	3,863,614
95,875	HCC Insurance Holdings, Inc.	2,504,255
53,813	Horace Mann Educators Corp.	905,135
81,342	Infinity Property & Casualty Corp.	3,907,670
13,100	Meadowbrook Insurance Group, Inc.	119,996
10,900	MGIC Investment Corp.*(a)	93,631
1,300	Navigators Group, Inc.*	55,419
1,300	NYMAGIC, Inc.	33,150
48,464	Platinum Underwriters Holdings Ltd. (Bermuda)	1,893,973
7,200	PMA Capital Corp. (Class A Stock)*	48,312
31,200	PMI Group, Inc. (The)*	97,656
2,500	Primerica, Inc.*	58,425
33,524	ProAssurance Corp.*	1,995,013
169,500	Protective Life Corp.	3,812,055
28,500	Radian Group, Inc.	245,100
109,184	Reinsurance Group of America, Inc.	5,238,648
43,400	RLI Corp.	2,408,266
8,600	Selective Insurance Group, Inc.	133,816
92,900	State Auto Financial Corp.	1,461,317
84,008	Tower Group, Inc.	1,810,372
86,400	United Fire & Casualty Co.	1,852,416

		52,566,324

Internet Services
9,300	BroadSoft, Inc.*	80,445
9,200	EarthLink, Inc.	81,236
1,000	Quinstreet, Inc.*(a)	12,050
4,000	TIBCO Software, Inc.*	54,240

		227,971

Investment Companies
28,415	MCG Capital Corp.	164,523

3,756	TICC Capital Corp.	32,940

		197,463

IT Services—0.5%
75,250	CACI International, Inc. (Class A Stock)*	3,538,255

Leisure—0.1%
118,160	Callaway Golf Co.(a)	797,580
11,500	Jakks Pacific, Inc.*(a)	181,470

		979,050

Leisure Equipment & Products—0.3%
173,800	Sturm Ruger & Co., Inc.(a)	2,433,200

Life Science Tools & Services—0.3%
110,850	PerkinElmer, Inc.	2,157,141

Machinery—4.2%
128,825	Actuant Corp. (Class A Stock)(a)	2,656,372
152,100	Barnes Group, Inc.	2,795,598
163,100	Bucyrus International, Inc.	10,148,082
600	Cascade Corp.	22,902
78,000	Crane Co.	2,772,120
27,605	Gardner Denver, Inc.(a)	1,401,506
177,600	Harsco Corp.	4,113,216
27,757	IDEX Corp.	892,943
49,756	Kadant, Inc.*	969,744
29,550	Lincoln Electric Holdings, Inc.	1,631,751
2,000	Mueller Industries, Inc.	49,440
700	Tennant Co.	26,264
63,250	Valmont Industries, Inc.	4,493,912

		31,973,850

Machinery & Equipment—0.3%
5,300	Altra Holdings, Inc.*	76,850
92,844	Intermec, Inc.*	974,862
57,522	Terex Corp.*(a)	1,135,484

		2,187,196

Manufacturing—0.3%
3,100	Ceradyne, Inc.*	72,075
11,400	EnPro Industries, Inc.*(a)	341,430
2,100	Standex International Corp.	63,042
600	Trimas Corp.*	7,164
54,410	Zebra Technologies Corp. (Class A Stock)*	1,493,010

		1,976,721

Media—0.5%
4,000	AH Belo Corp. (Class A Stock)*	30,960
120,734	Belo Corp. (Class A Stock)	730,441
26,431	Courier Corp.	421,046
3,300	Crown Media Holdings, Inc. (Class A Stock)*	6,732
7,300	Dolan Co. (The)*	85,337
19,300	LodgeNet Entertainment Corp.*(a)	69,480
20,500	PRIMEDIA, Inc.	61,910
8,200	Scholastic Corp.(a)	207,706
39,767	Sinclair Broadcast Group, Inc. (Class A Stock)*	240,192
46,750	Wiley, (John) & Sons, Inc. (Class A Stock)	1,841,015

		3,694,819

Medical Supplies & Equipment—0.1%
3,300	Conmed Corp.*	63,459
2,100	Halozyme Therapeutics, Inc.*	15,057
26,707	Patterson Cos., Inc.	712,543
2,600	Seattle Genetics, Inc.*	31,668

		822,727

Metals & Mining—2.0%
5,400	Coeur d’Alene Mines Corp.*(a)	82,242
1,700	Columbus McKinnon Corp.*	26,741

35,300	Compass Minerals International, Inc.	2,495,357
3,600	Hecla Mining Co.*(a)	17,784
155,400	IAMGOLD Corp. (Canada)	2,456,874
6,000	Metals USA Holdings Corp.*	74,340
54,000	Royal Gold, Inc.	2,383,020
37,362	RTI International Metals, Inc.*	1,060,334
9,800	Stillwater Mining Co.*(a)	134,946
183,000	Thompson Creek Metals Co., Inc. (Canada)*(a)	1,701,900
130,000	Timken Co.	4,370,600
4,200	USEC, Inc.*(a)	23,226
15,800	Worthington Industries, Inc.	226,414

		15,053,778

Miscellaneous Manufacturers—0.1%
20,458	AptarGroup, Inc.	881,126
500	Portec Rail Products, Inc.	5,805

		886,931

Multi-Utilities—0.7%
63,800	OGE Energy Corp.	2,529,032
99,500	Vectren Corp.	2,464,615

		4,993,647

Oil & Gas—0.9%
110,550	Brigham Exploration Co.*	1,908,093
100	Clayton Williams Energy, Inc.*	4,451
38,000	CVR Energy, Inc.*	307,800
4,600	Energy Partners Ltd.*	58,834
109,918	Goodrich Petroleum Corp.*(a)	1,367,380
99,650	Oasis Petroleum, Inc.*	1,713,980
106,075	Resolute Energy Corp.*(a)	1,262,292

		6,622,830

Oil & Gas Exploration / Production—0.5%
131,800	Cabot Oil & Gas Corp.	4,015,946

Oil & Gas Services
6,300	Global Geophysical Services, Inc.*	45,612
14,300	Global Industries Ltd.*	67,782
8,200	Newpark Resources, Inc.*	65,518
2,600	T-3 Energy Services, Inc.*	65,936

		244,848

Oil, Gas & Consumable Fuels—5.2%
141,800	Berry Petroleum Co. (Class A Stock)(a)	4,228,476
30,300	Cal Dive International, Inc.*	179,376
37,800	Cimarex Energy Co.	2,603,286
25,100	Comstock Resources, Inc.*	635,281
19,135	Concho Resources, Inc.*	1,147,717
69,000	Core Laboratories NV (Netherlands)(a)	5,330,250
168,000	EXCO Resources, Inc.	2,437,680
75,130	Frontier Oil Corp.	923,348
76,700	Frontline Ltd. (Bermuda)(a)	2,347,020
30,700	Gulfport Energy Corp.*(a)	400,942
98,400	Holly Corp.	2,630,232
2,663	Kayne Anderson Energy Development Co.	40,185
10,850	New Jersey Resources Corp.	405,030
68,000	ONEOK, Inc.	3,164,040
7,100	Rosetta Resources, Inc.*	156,697
3,500	RPC, Inc.	58,380
113,368	South Jersey Industries, Inc.	5,296,553
105,100	Southern Union Co.	2,372,107
6,400	Stone Energy Corp.*	75,264
8,300	TETRA Technologies, Inc.*	86,486
115,000	Tsakos Energy Navigation Ltd. (Bermuda)(a)	1,699,700
10,900	VAALCO Energy, Inc.*	65,073
6,500	Western Refining, Inc.*(a)	34,450

100,700	World Fuel Services Corp.	2,623,235

38,940,808

Paper & Forest Products—0.3%
18,600	Boise, Inc.*	111,414
22,300	Buckeye Technologies, Inc.*	253,105
1,800	Domtar Corp. (Canada)	105,300
64,875	Louisiana-Pacific Corp.*(a)	472,290
7,200	Rock-Tenn Co. (Class A Stock)	383,184
14,025	Schweitzer-Mauduit International, Inc.	742,343

		2,067,636

Pharmaceuticals—0.2%
2,000	Cadence Pharmaceuticals, Inc.*(a)	15,320
3,100	Nutraceutical International Corp.*	48,825
6,700	Par Pharmaceutical Cos., Inc.*	176,880
1,100	Pharmasset, Inc.*	29,711
18,000	PharMerica Corp.*	235,080
143,177	Prestige Brands Holdings, Inc.*	1,176,915
1,200	United Therapeutics Corp.*	58,668
1,200	XenoPort, Inc.*	7,368

		1,748,767

Printing & Publishing
21,500	Journal Communications, Inc. (Class A Stock)*	102,340

Professional Services—0.6%
106,539	Towers Watson & Co. (Class A Stock)	4,742,051

Real Estate Investment Trusts—5.8%
2,600	American Campus Communities, Inc.	75,270
5,500	American Capital Agency Corp.(a)	151,360
49,800	Anworth Mortgage Asset Corp.	347,106
10,900	Ashford Hospitality Trust, Inc.*	95,811
1,600	Associated Estates Realty Corp.	22,144
16,400	BioMed Realty Trust, Inc.	295,856
11,000	CapLease, Inc.	53,900
89,736	CBL & Associates Properties, Inc.(a)	1,262,585
621,600	Chimera Investment Corp.	2,405,592
9,700	Colonial Properties Trust	156,364
67,500	CommonWealth REIT	1,751,625
30,700	DCT Industrial Trust, Inc.	143,983
8,700	Developers Diversified Realty Corp.	98,745
163,064	DiamondRock Hospitality Co.*	1,513,234
3,100	EastGroup Properties, Inc.	112,437
120,340	Education Realty Trust, Inc.	836,363
5,100	Entertainment Properties Trust(a)	212,874
3,600	Equity LifeStyle Properties, Inc.	190,548
165,865	Equity One, Inc.(a)	2,826,340
5,300	Extra Space Storage, Inc.	82,203
14,900	FelCor Lodging Trust, Inc.*	88,357
57,800	First Industrial Realty Trust, Inc.*(a)	243,916
124,700	First Potomac Realty Trust(a)	1,932,850
194,500	Franklin Street Properties Corp.(a)	2,374,845
24,600	Glimcher Realty Trust	163,590
66,825	Government Properties Income Trust	1,857,067
104,200	Healthcare Realty Trust, Inc.	2,445,574
27,400	Hersha Hospitality Trust	139,192
1,500	Home Properties, Inc.	74,505
8,100	Inland Real Estate Corp.	67,230
4,900	Invesco Mortgage Capital, Inc.	99,715
34,875	Kilroy Reality Corp.	1,171,102
69,825	LaSalle Hotel Properties	1,656,249
61,278	Lexington Realty Trust(a)	394,018
5,600	LTC Properties, Inc.	138,040
366,500	Medical Properties Trust, Inc.(a)	3,643,010
169,973	MFA Financial, Inc.	1,247,602
44,526	Mid-America Apartment Communities, Inc.(a)	2,514,828
24,800	MPG Office Trust, Inc.*(a)	77,872

17,800	National Retail Properties, Inc.(a)	411,536
71,300	Nationwide Health Properties, Inc.(a)	2,668,046
11,400	Omega Healthcare Investors, Inc.	250,572
14,300	Parkway Properties, Inc.	238,953
2,300	Pebblebrook Hotel Trust*	42,067
28,900	Pennsylvania Real Estate Investment Trust	355,181
45,000	PS Business Parks, Inc.	2,613,150
14,300	Redwood Trust, Inc.	223,795
10,700	Resource Capital Corp.	65,270
2,500	Saul Centers, Inc.	105,750
19,900	Senior Housing Properties Trust	448,745
69,600	Sovran Self Storage, Inc.	2,561,280
45,100	Strategic Hotels & Resorts, Inc.*(a)	207,911
5,100	Sun Communities, Inc.	148,410
14,499	Sunstone Hotel Investors, Inc.*	149,630

		43,454,198

Registered Investment Companies
33,700	American Capital Ltd.*(a)	174,903
4,300	Gladstone Capital Corp.	52,159

		227,062

Restaurants—0.1%
22,700	Domino’s Pizza, Inc.*	290,333
20,200	Ruby Tuesday, Inc.*	206,444

		496,777

Retail—1.0%
94,657	Cash America International, Inc.(a)	3,171,010
2,500	CEC Entertainment, Inc.*	86,825
3,200	Genesco, Inc.*	87,328
5,500	Insight Enterprises, Inc.*	80,135
4,200	Jo-Ann Stores, Inc.*	175,938
30,959	Men’s Wearhouse, Inc. (The)	602,462
63,534	Pantry, Inc. (The)*	1,143,612
27,528	PetSmart, Inc.	854,744
47,010	Regis Corp.(a)	715,962
22,600	Sonic Automotive, Inc. (Class A Stock)*(a)	223,514
1,600	Sport Supply Group, Inc.	21,664

		7,163,194

Retail & Merchandising—0.5%
42,239	AnnTaylor Stores Corp.*	740,872
12,762	BJ’s Wholesale Club, Inc.*(a)	581,309
6,600	Collective Brands, Inc.*(a)	105,732
15,700	Dillard’s, Inc. (Class A Stock)(a)	363,298
21,100	Finish Line, Inc. (The)(Class A Stock)	301,941
52,576	hhgregg, Inc.*	1,066,767
8,800	Interline Brands, Inc.*	159,192
4,300	Jos. A. Bank Clothiers, Inc.*	252,324
2,200	Rush Enterprises, Inc. (Class A Stock)*	32,868
5,492	Ruth’s Hospitality Group, Inc.*	22,188
19,689	Saks, Inc.*(a)	161,647

		3,788,138

Retail Apparel
3,000	Warnaco Group, Inc. (The)*	125,310

Semiconductors—1.6%
3,400	Alpha & Omega Semiconductor (Bermuda)*	42,194
11,000	Amkor Technology, Inc.*(a)	63,470
4,700	DSP Group, Inc.*	32,806
82,993	Emulex Corp.*(a)	722,039
19,558	Entegris, Inc.*	90,162
60,534	Itron, Inc.*	3,938,948
4,500	IXYS Corp.*	39,735
19,300	Lattice Semiconductor Corp.*	107,308
5,100	MKS Instruments, Inc.*	109,446

6,100	Photronics, Inc.*	27,572
16,000	PMC - Sierra, Inc.*	129,600
43,120	Richardson Electronics Ltd.	411,796
12,100	Sigma Designs, Inc.*	123,904
31,750	Silicon Laboratories, Inc.*(a)	1,271,588
124,100	Skyworks Solutions, Inc.*(a)	2,175,473
235,000	TriQuint Semiconductor, Inc.*	1,628,550
2,800	Veeco Instruments, Inc.*(a)	121,240
161,377	Zoran Corp.*	1,387,842

		12,423,673

Software—0.4%
3,600	CSG Systems International, Inc.*	67,896
4,000	Dynavox, Inc. (Class A Stock)*	62,000
129,878	Lawson Software, Inc.*	1,035,128
86,590	Novell, Inc.*	523,004
2,600	QLIK Technologies, Inc.*	37,362
600	Smith Micro Software, Inc.*	5,898
67,475	Tyler Technologies, Inc.*	1,108,614

		2,839,902

Specialty Retail—1.9%
395,675	Aaron’s, Inc.(a)	7,185,458
25,208	Abercrombie & Fitch Co. (Class A Stock)	931,184
5,475	Brown Shoe Co., Inc.	80,044
85,400	Buckle, Inc. (The)(a)	2,352,770
30,350	Gymboree Corp.*(a)	1,314,155
112,700	RadioShack Corp.(a)	2,427,558

		14,291,169

Telecommunications—1.3%
335,516	Arris Group, Inc.*	3,127,009
3,100	Black Box Corp.	94,364
700	Calix Networks, Inc.*	7,476
22,600	Consolidated Communications Holdings, Inc.	394,596
3,100	CPI International, Inc.*	43,617
38,700	GeoEye, Inc.*	1,335,924
7,500	MasTec, Inc.*	79,650
5,000	Meru Networks, Inc.*	60,900
3,000	Oplink Communications, Inc.*	48,330
3,600	Plantronics, Inc.	107,892
1,000	Polycom, Inc.*	29,680
50,800	Premiere Global Services, Inc.*	318,008
6,600	RF Micro Devices, Inc.*	27,522
75,900	SBA Communications Corp. (Class A Stock)*(a)	2,746,062
3,700	Symmetricon, Inc.*	19,721
70,450	Syniverse Holdings, Inc.*	1,573,149

		10,013,900

Textiles & Apparel—0.1%
11,500	Oxford Industries, Inc.	257,600
19,550	Perry Ellis International, Inc.*	437,725

		695,325

Textiles, Apparel & Luxury Goods—1.8%
172,525	Phillips-Van Heusen Corp.	8,952,322
155,675	Wolverine World Wide, Inc.	4,450,748

		13,403,070

Thrifts & Mortgage Finance—0.8%
241,800	Astoria Financial Corp.(a)	3,201,432
141,500	Washington Federal, Inc.	2,462,100

		5,663,532

Tobacco—0.3%
59,100	Universal Corp.(a)	2,621,085

Trading Companies & Distributors—1.1%
73,850	Applied Industrial Technologies, Inc.	2,067,800

47,300	Watsco, Inc.	2,635,083
109,320	WESCO International, Inc.*(a)	3,927,868

		8,630,751

Transportation—0.2%
11,100	Aircastle Ltd. (Bermuda)	101,454
7,900	Atlas Air Worldwide Holdings, Inc.*(a)	461,992
72,200	Excel Maritime Carriers Ltd. (Greece)*(a)	444,752
8,800	Gulfmark Offshore, Inc. (Class A Stock)*	259,072
5,500	Heartland Express, Inc.	88,110
28,400	Horizon Lines, Inc. (Class A Stock)	131,776
5,500	Incyte Corp. Ltd.*(a)	71,610
1,100	Knight Transportation, Inc.(a)	23,012
4,300	Knightsbridge Tankers Ltd. (Bermuda)(a)	80,238
3,600	Marten Transport Ltd.*	81,792
1,700	Nordic American Tanker Shipping (Bermuda)(a)	48,756
3,000	Quality Distribution, Inc.*	20,280
100	RailAmerica, Inc.*	1,111

		1,813,955

Utilities
1,500	Chesapeake Utilities Corp.	49,860

Water Utilities—0.4%
1,700	American States Water Co.	59,976
118,500	American Water Works Co., Inc.	2,533,530
2,200	California Water Service Group	78,210

		2,671,716

	TOTAL COMMON STOCKS (cost $622,454,924)	713,193,446

PRINCIPAL AMOUNT (000)#
U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) (cost $250,800)
$250	1.25%, 11/30/10	250,860

	TOTAL LONG-TERM INVESTMENTS (cost $622,705,724)	713,444,306

SHORT-TERM INVESTMENT—21.9%

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND
165,230,319	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $165,230,319; includes $125,514,606 of cash collateral for securities on loan)(b)(w)	165,230,319

	TOTAL INVESTMENTS—116.4% (cost $787,936,043)(p)	878,674,625
	Liabilities in excess of other assets (x)—(16.4)%	(123,874,106)

	NET ASSETS—100%	$754,800,519

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $121,135,514; cash collateral of $125,514,606 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Security segregated as collateral for futures contracts.

(p)	The United States federal income tax basis of the Portfolio of Investments was $799,568,154; accordingly, net unrealized appreciation on investments for federal income tax purposes was $79,106,471 (gross unrealized appreciation $110,552,418; gross unrealized depreciation $31,445,947). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes unrealized appreciation on futures contracts as follows:

Futures contracts open at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation(1)
	Long Position:
38	Russell 2000 Mini	Sep 10	$2,377,780	$2,468,480	$90,700

(1)	The amount represents fair value of derivative instrument subject to equity contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$713,193,446	$—	$—
U.S. Treasury Obligation	—	250,860	—
Affiliated Money Market Mutual Fund	165,230,319	—	—
Other Financial Instruments*
Futures	90,700	—	—

Total	$878,514,465	$250,860	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

INTERNATIONAL EQUITY PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—98.6%
COMMON STOCKS—98.6%
Australia—4.5%
74,300	AWB Ltd.*	$66,547
44,645	BHP Billiton Ltd.	1,620,458
123,600	BlueScope Steel Ltd.*	265,015
4,500	Caltex Australia Ltd.	41,811
157,200	Challenger Financial Services Group Ltd.	500,610
107,200	Downer Edi Ltd.	482,009
484,900	Emeco Holdings Ltd.	296,115
260,700	Goodman Fielder Ltd.	314,866
41,700	GrainCorp Ltd.	213,152
226,900	Metcash Ltd.	913,479
43,100	National Australia Bank Ltd.	979,882
165,900	OneSteel Ltd.	448,768
154,900	Pacific Brands Ltd.*	126,825
105,400	Tabcorp Holdings Ltd.	654,137
251,600	Telstra Corp. Ltd.	732,944

		7,656,618

Belgium—0.8%
66,300	AGFA-Gevaert NV*	400,891
12,300	Delhaize Group SA	908,351
10,790	Dexia SA*	52,897

		1,362,139

Brazil—2.4%
164,310	BM&F Bovespa SA	1,214,482
27,190	Embraer-Empresa Brasileira de Aeronautica SA, ADR	717,000
49,900	Natura Cosmeticos SA	1,305,094
22,085	Petroleo Brasileiro SA, ADR	803,894

		4,040,470

Canada—2.2%
26,380	Canadian National Railway Co.	1,659,447
30,240	Canadian Natural Resources Ltd.	1,041,288
10,010	Potash Corp. of Saskatchewan, Inc.	1,049,749

		3,750,484

Cayman Islands—0.4%
613,600	Chaoda Modern Agriculture Holdings Ltd.	659,615

China—2.9%
172,000	China Life Insurance Co. Ltd. (Class H Stock)	763,953
605,928	China Merchants Bank Co. Ltd. (Class H Stock)	1,618,668
2,094,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,599,172
245,999	Sinopharm Group Co. (Class H Stock)	920,022

		4,901,815

Denmark—2.2%
14,600	Danske Bank A/S*	343,932
25,400	H. Lundbeck A/S	386,461
25,083	Novo Nordisk A/S (Class B Stock)	2,145,503
18,470	Vestas Wind Systems A/S*	897,974

		3,773,870

Finland—0.5%
51,400	Nokia Oyj	475,238
25,900	Tieto Oyj	455,647

		930,885

France—9.0%
9,635	Air Liquide SA	1,084,451

320	Arkema SA	13,949
24,400	AXA SA	449,767
31,089	BNP Paribas	2,135,477
8,100	Casino Guichard Perrachon SA	705,426
4,700	Ciments Francais SA	378,820
32,000	Credit Agricole SA	438,276
33,000	France Telecom SA	691,075
16,572	Lafarge SA	902,706
8,100	Lagardere SCA	298,352
15,517	LVMH Moet Hennessy Louis Vuitton SA	1,893,092
9,500	Publicis Groupe SA	428,161
11,300	Rallye SA	400,316
10,500	Safran SA	283,377
23,600	Sanofi-Aventis SA	1,370,723
16,500	SCOR SE	361,986
1,600	SEB SA	119,306
4,700	Societe Generale	270,931
8,600	Thales SA	290,208
31,400	Total SA	1,583,974
52,200	Vivendi	1,254,713

		15,355,086

Germany—8.7%
11,900	Allianz SE	1,381,719
5,400	Aurubis AG	245,416
17,200	BASF SE	1,004,381
31,200	Deutsche Bank AG	2,179,288
38,600	E.ON AG	1,151,657
24,500	Fresenius Medical Care AG & Co. KGaA	1,344,296
8,000	Hannover Rueckversicherung AG	383,022
7,400	Heidelberger Druckmaschinen AG*	72,595
10,700	MTU Aero Engines Holding AG	621,333
5,500	Muenchener Rueckversicherungs-Gesellschaft AG	761,888
7,700	Rheinmetall AG	460,874
13,800	RWE AG	974,526
42,629	SAP AG	1,946,545
18,600	ThyssenKrupp AG	551,914
16,786	Volkswagen AG (PRFC Shares)	1,778,633

		14,858,087

Guernsey—0.5%
30,040	Amdocs Ltd.*	820,993

Hong Kong—2.4%
1,041,697	CNOOC Ltd.	1,754,155
96,404	Hong Kong Exchanges and Clearing Ltd.	1,584,910
102,000	Industrial & Commercial Bank of China Asia Ltd.	303,673
111,500	Kingboard Chemical Holdings Ltd.	516,051

		4,158,789

Ireland—0.5%
37,500	Allied Irish Banks PLC*	45,887
20,600	Covidien PLC	768,792
31,300	Irish Life & Permanent Group Holdings PLC*	71,380

		886,059

Israel—1.4%
76,500	Bank Hapoalim BM*	311,785
42,118	Teva Pharmaceutical Industries Ltd., ADR	2,057,464

		2,369,249

Italy—2.2%
212,900	Enel SpA	1,045,259
54,700	ENI SpA	1,118,421
34,000	Finmeccanica SpA	373,509
10,000	Fondiaria-Sai SpA	106,989
215,813	Intesa Sanpaolo SpA	714,343

357,500	Telecom Italia SpA	455,395

		3,813,916

Japan—16.0%
4,800	Aeon Credit Service Co. Ltd.	48,169
13,300	Alpine Electronics, Inc.*	159,640
23,800	Aoyama Trading Co. Ltd.	376,029
24,000	Astellas Pharma, Inc.	814,214
26,100	Canon, Inc.	1,137,410
18,200	Circle K Sunkus Co. Ltd.	243,945
54,200	COMSYS Holdings Corp.	520,074
613	Dai-ichi Life Insurance Co. Ltd. (The)	869,886
6,575	Fanuc Ltd.	777,021
289,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	394,722
72,000	Fukuoka Financial Group, Inc.	300,017
20,900	Fuyo General Lease Co. Ltd.	480,196
17,700	Heiwa Corp.	197,498
24,200	Hitachi Capital Corp.	321,565
15,900	Itochu Techno-Solutions Corp.	579,721
104,860	JX Holdings, Inc.*	568,025
140	KDDI Corp.	681,405
25,200	Keihin Corp.	455,901
78,447	Komatsu Ltd.	1,648,935
14,900	Konami Corp.	229,722
93,800	Kurabo Industries Ltd.	149,828
13,300	Kyoei Steel Ltd.	223,681
28,300	Kyowa Exeo Corp.	262,707
164,800	Marubeni Corp.	885,088
11,300	Mitsubishi Corp.	244,455
301,600	Mitsubishi UFJ Financial Group, Inc.	1,497,614
17,000	Mitsui & Co. Ltd.	218,022
315,500	Mizuho Financial Group, Inc.	514,908
102,000	Nichirei Corp.	440,373
45,000	Nippon Electric Glass Co. Ltd.	573,471
63,000	Nippon Express Co. Ltd.	256,681
34,000	Nippon Shokubai Co. Ltd.	353,007
18,000	Nippon Telegraph & Telephone Corp.	747,960
167,000	Nishi-Nippon City Bank Ltd. (The)	487,111
67,000	Nissan Shatai Co. Ltd.	476,162
500	NTT DoCoMo, Inc.	795,764
9,900	Sankyo Co. Ltd.	484,716
95,000	Sankyu, Inc.	401,354
78,000	Sanwa Holdings Corp.	250,987
30,000	Seino Holdings Co. Ltd.	201,748
18,000	Shimachu Co. Ltd.	328,977
51,900	Sohgo Security Services Co. Ltd.	525,037
108,700	Sumitomo Corp.	1,155,004
26,300	Sumitomo Mitsui Financial Group, Inc.	814,617
27,600	Takeda Pharmaceutical Co. Ltd.	1,266,670
106,000	Toagosei Co. Ltd.	469,911
31,900	Toppan Forms Co. Ltd.	307,572
36,400	Toyota Motor Corp.	1,285,028
9,500	Tsuruha Holdings, Inc.	366,167
98,000	Yokohama Rubber Co. Ltd. (The)	524,058

		27,312,773

Liechtenstein—0.2%
3,300	Verwaltungs-und Privat-Bank AG	429,250

Mexico—1.4%
23,820	America Movil SAB de CV (Class L Stock), ADR	1,181,710
479,680	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,129,395

		2,311,105

Netherlands—3.2%
36,600	Aegon NV*	220,162
10,580	CSM NV	306,907

172,300	ING Groep NV, CVA*	1,657,055
38,900	Koninklijke Ahold NV	499,322
13,100	Koninklijke DSM NV	621,651
28,600	Koninklijke KPN NV	398,045
9,200	Nutreco NV	555,870
19,637	Schlumberger Ltd.	1,171,543

		5,430,555

New Zealand—0.2%
515,100	Air New Zealand Ltd.	414,900

Norway—0.5%
39,400	DnB NOR ASA	489,302
17,900	Statoil ASA	361,804

		851,106

Singapore—0.4%
267,160	M1 Ltd.	416,517
65,909	Noble Group Ltd.	79,975
41,000	Venture Corp. Ltd.	275,886

		772,378

South Korea—0.7%
9,639	Hyundai Motor Co.	1,213,964

Spain—3.4%
53,400	Banco Bilbao Vizcaya Argentaria SA	719,196
45,700	Banco Espanol de Credito SA	465,117
134,500	Banco Santander SA	1,747,306
40,600	Repsol YPF SA	957,899
80,800	Telefonica SA	1,834,234

		5,723,752

Sweden—1.7%
51,600	Boliden AB	613,584
51,574	Hennes & Mauritz AB (Class B Stock)	1,624,445
4,100	NCC AB	72,634
39,100	Svenska Cellulosa AB SCA (Class B Stock)	564,324

		2,874,987

Switzerland—7.5%
8,700	Baloise Holding AG	696,952
28,358	Clariant AG*	375,675
19,900	Credit Suisse Group AG	906,265
1,300	Georg Fischer AG*	512,911
22,397	Julius Baer Group Ltd.	783,691
37,974	Logitech International SA*	596,750
32,600	Nestle SA	1,611,692
65,505	Novartis AG	3,178,725
9,200	Roche Holding AG	1,196,698
15,000	Swiss Reinsurance Co. Ltd.	690,890
2,500	Swisscom AG	935,970
5,900	Zurich Financial Services AG	1,377,441

		12,863,660

Taiwan—0.5%
79,300	Taiwan Semiconductor Manufacturing Co. Ltd.	800,930

Turkey—0.5%
157,300	Turkiye Garanti Bankasi A/S	814,053

United Kingdom—21.0%
145,400	ARM Holdings PLC	748,800
35,400	AstraZeneca PLC	1,798,635
115,600	Aviva PLC	648,299
135,000	BAE Systems PLC	661,771
199,100	Barclays PLC	1,039,723
230,589	Beazley PLC	434,193
35,582	BG Group PLC	570,337
254,000	BP PLC	1,617,965

47,213	British American Tobacco PLC	1,625,403
96,011	British Sky Broadcasting Group PLC	1,071,158
453,600	BT Group PLC	1,012,128
101,870	Cairn Energy PLC*	746,174
45,677	Carnival PLC	1,648,498
63,400	Centrica PLC	302,331
48,200	Dairy Crest Group PLC	291,716
83,300	Davis Service Group PLC	488,854
74,300	Drax Group PLC	447,696
199,200	DS Smith PLC	447,605
72,900	GlaxoSmithKline PLC	1,270,880
158,700	Home Retail Group PLC	595,165
31,700	IMI PLC	354,908
97,500	International Power PLC	547,710
347,055	Kingfisher PLC	1,172,479
399,100	Legal & General Group PLC	560,803
253,100	Logica PLC	430,511
90,420	Marston’s PLC	136,490
94,100	Meggitt PLC	441,788
15,000	NEXT PLC	506,049
184,500	Northern Foods PLC	126,659
418,700	Old Mutual PLC	793,657
61,073	Pearson PLC	948,261
32,014	Reckitt Benckiser Group PLC	1,569,831
4,300	Royal Dutch Shell PLC (Class A Stock)	118,403
73,212	Royal Dutch Shell PLC (Class B Stock)	1,929,413
181,700	RSA Insurance Group PLC	363,805
36,428	SABMiller PLC	1,105,490
78,211	Smith & Nephew PLC	680,506
32,000	Spectris PLC	454,173
68,051	Standard Chartered PLC	1,966,922
65,600	Tate & Lyle PLC	462,594
309,632	Tesco PLC	1,898,002
114,300	Thomas Cook Group PLC	326,064
54,900	TT Electronics PLC*	91,745
97,000	Tullett Prebon PLC	518,113
355,200	Vodafone Group PLC	829,073

		35,800,780

United States—0.8%
23,620	Southern Copper Corp.	741,904
15,700	Thomson Reuters Corp.	587,042

		1,328,946

	TOTAL COMMON STOCKS (cost $170,694,375)	168,281,214

Units
WARRANTS(l)*
Hong Kong
8,650	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	3,441

	TOTAL LONG-TERM INVESTMENTS (cost $170,694,375)	168,284,655

Shares
SHORT-TERM INVESTMENT—1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
2,226,449	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,226,449)(w)	2,226,449

	TOTAL INVESTMENTS—99.9% (cost $172,920,824)(p)	170,511,104
	Other assets in excess of liabilities (x)—0.1%	103,872

	NET ASSETS—100%	$170,614,976

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
PRFC	Preference Shares
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.
(l)	The amount represents fair value of derivative instrument subject to equity contracts risk exposure as of July 31, 2010.
(p)	The United States federal income tax basis of the Schedule of Investments was $173,955,064; accordingly, net unrealized depreciation on investments for federal income tax purposes was $3,443,960 (gross unrealized appreciation $21,652,973; gross unrealized depreciation $25,096,933. The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2010:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	1,944	$2,997,455	$3,049,197	$51,742
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	3,467	261,831	270,191	8,360

				$3,259,286	$3,319,388	$60,102

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 11/18/10	Morgan Stanley	GBP	1,036	$1,506,049	$1,624,733	$(118,684)
Expiring 11/18/10	Morgan Stanley	GBP	908	1,311,458	1,424,465	(113,007)
Euro,
Expiring 01/25/11	State Street Bank	EUR	3,292	4,234,046	4,287,408	(53,362)
Mexican Peso,
Expiring 11/30/10	State Street Bank	MXN	28,700	2,165,776	2,236,721	(70,945)

				$9,217,329	$9,573,327	$(355,998)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of July 31, 2010.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$7,656,618	$—	$—
Belgium	1,362,139	—	—
Brazil	4,040,470	—	—
Canada	3,750,484	—	—
Cayman Islands	659,615	—	—
China	4,901,815	—	—
Denmark	3,773,870	—	—
Finland	930,885	—	—
France	15,355,086	—	—
Germany	14,858,087	—	—
Guernsey	820,993	—	—
Hong Kong	3,855,116	—	303,673
Ireland	886,059	—	—
Israel	2,369,249	—	—
Italy	3,813,916	—	—
Japan	27,312,773	—	—
Liechtenstein	429,250	—	—
Mexico	2,311,105	—	—
Netherlands	5,430,555	—	—
New Zealand	414,900	—	—
Norway	851,106	—	—
Singapore	772,378	—	—
South Korea	1,213,964	—	—
Spain	5,723,752	—	—
Sweden	2,874,987	—	—
Switzerland	12,863,660	—	—
Taiwan	800,930	—	—
Turkey	814,053	—	—
United Kingdom	35,800,780	—	—
United States	1,328,946	—	—
Warrants - Hong Kong	3,441	—	—
Affiliated Money Market Mutual Fund	2,226,449	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(295,896)	—

Total	$170,207,431	$(295,896)	$303,673

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2010 were as follows:

Commercial Banks	12.6%
Pharmaceuticals	9.6
Oil & Gas	8.4
Insurance	7.7
Telecommunications	7.0
Food	5.3
Retail	3.9
Chemicals	3.2
Automobile Manufacturers	2.8
Diversified Financial Services	2.7
Holding Companies - Diversified	2.5
Media	2.5
Electric	2.2
Aerospace/Defense	2.1
Entertainment & Leisure	1.9
Mining	1.7
Transportation	1.5
Agriculture	1.4
Distribution/Wholesale	1.4
Electronics	1.4
Affiliated Money Market Mutual Fund	1.3
Software	1.2
Computers	1.1
Household Products/ Wares	1.0
Machinery - Construction & Mining	1.0
Commercial Services	1.0
Semiconductors	0.9
Auto Parts And Equipment	0.9
Iron / Steel	0.9
Healthcare-Products	0.9
Building Materials	0.8
Healthcare - Services	0.8
Machinery & Equipment	0.8
Household/Personal Care	0.8
Engineering/Construction	0.8
Beverages	0.7
Office Equipment	0.7
Forest & Paper Products	0.6
Financial Institutions	0.5
Miscellaneous Manufacturers	0.5
Advertising	0.2
Airlines	0.2
Home Furnishings	0.2
Metals	0.1
Gaming	0.1
Textiles	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

TOTAL RETURN BOND PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—85.5%
ASSET-BACKED SECURITIES—2.9%
			Bear Stearns Second Lien Trust,
			Series 2007-SV1A, Class A1, 144A
B3		$234	0.549%(c), 12/25/36	$184,476
			Countrywide Asset-Backed Certificates,
			Series 2006-15, Class A2
Ba1		2,000	5.683%(c), 10/25/46	1,902,792
			Magnolia Funding Ltd.,
			Series 2010-1A, Class A1, 144A
AAA(d)	EUR	2,126	3.00%, 04/20/17	2,743,282
			SLM Student Loan Trust,
			Series 2008-9, Class A
Aaa		4,649	1.998%(c), 04/25/23	4,810,071
			Structured Asset Securities Corp.,
			Series 2005-7XS, Class 2A1A
Baa1		520	1.847%(c), 04/25/35	382,251

			TOTAL ASSET-BACKED SECURITIES (cost $10,078,874)	10,022,872

BANK LOANS(c)(g)—0.3%
			Ford Motor Co., Term B
Ba1		546	3.35%, 12/15/13	530,462
			Ford Motor Corp., Term B
Ba1		29	3.35%, 11/29/13	28,221
			TXU Corp., Term B3
B1		582	3.845%, 10/10/14	448,923
B1		3	4.033%, 10/10/14	2,320

			TOTAL BANK LOANS (cost $1,149,922)	1,009,926

CONVERTIBLE BOND—0.4%
Financial Services—0.4%
			National City Corp.,
			Sr. Unsec’d. Notes (cost $1,146,818)
A3		1,200	4.00%, 02/01/11	1,213,500

CORPORATE BONDS—26.9%
Aerospace—0.1%
			Goodrich Corp.,
			Sr. Unsec’d. Notes
Baa2		200	6.29%, 07/01/16	234,909

Airlines—0.1%
			United Air Lines, Inc.,
			Equipment Trust(g)(i)
NR		700	10.85%, 02/19/15	315,090

Automobile Manufacturers—0.4%
			Daimler Finance North America LLC,
			Gtd. Notes
A3		1,000	7.75%, 01/18/11	1,029,789
			Gtd. Notes, MTN
A3		400	5.75%, 09/08/11	418,202

				1,447,991

Automotive Parts—0.4%
			Autozone, Inc.,
			Sr. Unsec’d. Notes
Baa2		1,100	6.95%, 06/15/16	1,300,030

Computer Services & Software—0.4%
			Electronic Data Systems LLC,
			Sr. Unsec’d. Notes
A2		1,200	6.00%, 08/01/13	1,363,339

Construction—0.5%
			Pulte Group, Inc.,
			Gtd. Notes
B1		1,600	6.25%, 02/15/13	1,640,000

Electronic Components
			General Electric Co.,
			Sr. Unsec’d. Notes
Aa2		100	5.25%, 12/06/17	110,231

Financial - Bank & Trust—9.3%
			American Express Bank FSB,
			Sr. Unsec’d. Notes
A2		500	5.50%, 04/16/13	543,080
			Bank of America Corp.,
			Sr. Unsec’d. Notes
A2		1,200	0.786%(c), 10/14/16	1,071,858
A2		800	7.625%, 06/01/19	934,974
			Sr. Unsec’d. Notes, MTN
A2		300	5.65%, 05/01/18	314,047
			Barclays Bank PLC,
			Sub. Notes, 144A (United Kingdom)
Baa1		5,700	6.05%, 12/04/17	5,959,504
			Citigroup, Inc.,
			Sr. Unsec’d. Notes
A3		6,300	5.50%, 04/11/13	6,693,592
			Export-Import Bank of Korea,
			Sr. Unsec’d. Notes (South Korea)
A1		2,600	8.125%, 01/21/14	3,043,942
			Fortis Bank Nederland NV,
			Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
Aaa	EUR	600	1.249%(c), 06/10/11	779,529
			Goldman Sachs Group, Inc. (The),
			Sr. Unsec’d. Notes
A1		300	6.15%, 04/01/18	323,632
A1		1,100	6.25%, 09/01/17	1,202,319
			Sr. Unsec’d. Notes, MTN
A1		400	0.913%(c), 07/22/15	376,518
			Lehman Brothers Holdings, Inc.,(i)
			Sr. Unsec’d. Notes, MTN
NR		3,500	5.625%, 01/24/13	756,875
A1		900	6.875%, 05/02/18	195,750
			Lloyds TSB Bank PLC, (United Kingdom)
			Bank Gtd. Notes, 144A
Aa3		3,000	4.375%, 01/12/15	3,039,540
			Gov’t. Liquid Gtd. Notes, MTN
Aaa	EUR	400	0.861%(c), 06/09/11	521,222
			Jr. Sub. Notes, 144A
Ba1		3,100	12.00%(c), 12/15/49	3,255,124
			UBS AG,
			Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3		3,300	1.584%(c), 02/23/12	3,316,820

				32,328,326

Financial Services—6.3%
			Ally Financial, Inc.,
			Sr. Unsec’d. Notes
B3		100	8.00%, 11/01/31	97,299
			American General Finance Corp.,
			Sr. Unsec’d. Notes, MTN
B2		100	5.40%, 12/01/15	83,000
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		700	6.20%, 07/19/13	779,230

			Caterpillar Financial Services Corp.,
			Sr. Unsec’d. Notes, MTN
A2		2,100	1.287%(c), 06/24/11	2,114,717
			CitiFinancial, Inc.,
			Sr. Unsec’d. Notes
A3		400	6.625%, 06/01/15	431,307
			El Paso Performance-Linked Trust,
			Sr. Unsec’d. Notes, 144A
Ba3		800	7.75%, 07/15/11	830,210
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
Ba3		1,100	7.00%, 10/01/13	1,145,155
			General Electric Capital Corp.,
			Sr. Unsec’d. Notes, MTN
Aa2		400	0.839%(c), 03/20/13	385,584
Aa2		1,700	0.839%(c), 06/20/14	1,596,501
Aa2		400	5.875%, 01/14/38	400,254
			Sub. Notes, 144A
Aa1	GBP	400	6.50%(c), 09/15/67	564,892
			International Lease Finance Corp.,
			Sr. Unsec’d. Notes
B1	EUR	1,300	1.058%(c), 08/15/11	1,602,566
			Merrill Lynch & Co., Inc.,
			Sr. Unsec’d. Notes, MTN
A2	EUR	1,200	6.75%, 05/21/13	1,701,568
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,800	5.75%, 10/18/16	1,923,181
A2		3,200	6.625%, 04/01/18	3,480,221
			Pearson Dollar Finance PLC,
			Gtd. Notes, 144A (United Kingdom)
Baa1		4,200	5.70%, 06/01/14	4,612,297
			Pemex Project Funding Master Trust,
			Gtd. Notes
Baa1		60	9.125%, 10/13/10	60,858

				21,808,840

Hotels & Motels—0.8%
			Hyatt Hotels Corp.,
			Sr. Unsec’d. Notes, 144A
Baa2		2,600	5.75%, 08/15/15	2,736,830

Household/Personal Care—0.1%
			Newell Rubbermaid, Inc.,
			Sr. Unsec’d. Notes
Baa3		200	10.60%, 04/15/19	277,251

Insurance—1.9%
			American International Group, Inc.,
			Jr. Sub. Debs.
Ba2		2,600	8.175%(c), 05/15/68	2,249,000
			Sr. Unsec’d. Notes
A3		2,300	8.25%, 08/15/18	2,466,750
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	1.021%(c), 07/19/13	691,979
A3		1,400	5.85%, 01/16/18	1,330,000

				6,737,729

Oil, Gas & Consumable Fuels—0.4%
			Suncor Energy, Inc.,
			Sr. Unsec’d. Notes (Canada)
Baa2		1,300	6.85%, 06/01/39	1,524,146

Paper & Forest Products—1.1%
			International Paper Co.,
			Sr. Unsec’d. Notes
Baa3		3,600	5.25%, 04/01/16	3,851,536

Pharmaceuticals—0.4%
			Cardinal Health, Inc.,
			Sr. Unsec’d. Notes
Baa3		1,200	6.00%, 06/15/17	1,346,035

Pipelines—0.1%
			El Paso Corp.,
			Notes
Ba3		300	7.80%, 08/01/31	300,705

Printing & Publishing—0.3%
			Donnelley (R.R.) & Sons Co.,
			Sr. Unsec’d. Notes
Baa3		1,000	6.125%, 01/15/17	1,025,121

Real Estate Investment Trusts—0.1%
			iStar Financial, Inc.,
			Sr. Unsec’d. Notes
Ca		200	5.80%, 03/15/11	189,000

Retail & Merchandising—0.5%
			Limited Brands, Inc.,
			Sr. Unsec’d. Notes
Ba3		1,900	6.90%, 07/15/17	1,957,000

Telecommunications—2.0%
			Embarq Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.738%, 06/01/13	1,732,495
Baa3		1,000	7.082%, 06/01/16	1,083,161
			Qwest Corp.,
			Sr. Unsec’d. Notes
Ba1		1,500	7.625%, 06/15/15	1,650,000
			Sprint Capital Corp.,
			Gtd. Notes
Ba3		1,300	7.625%, 01/30/11	1,329,250
Ba3		1,000	8.375%, 03/15/12	1,060,000

				6,854,906

Tobacco—0.4%
			Altria Group, Inc.,
			Gtd. Notes
Baa1		400	9.70%, 11/10/18	524,063
			Reynolds American, Inc.,
			Gtd. Notes
Baa3		750	7.625%, 06/01/16	872,298

				1,396,361

Transportation—0.5%
			CSX Corp.,
			Sr. Unsec’d. Notes
Baa3		1,600	6.25%, 03/15/18	1,844,422

Utilities—0.8%
			Illinois Power Co.,
			Sr. Sec’d. Notes
Baa1		2,500	6.25%, 04/01/18	2,787,960

			TOTAL CORPORATE BONDS (cost $92,112,101)	93,377,758

FOREIGN GOVERNMENT BONDS—3.2%
			Canadian Government,
			Notes (Canada)
Aaa	CAD	9,900	1.50%, 03/01/12	9,659,349

			Republic of Brazil,
			Sr. Unsec’d. Notes (Brazil)
Ba2	BRL	2,200	12.50%, 01/05/22	1,427,536

			TOTAL FOREIGN GOVERNMENT BONDS (cost $10,520,537)	11,086,885

MUNICIPAL BONDS—2.9%
California—0.2%
			East Bay Municipal Utility District Water System,
			Revenue Bonds
Aa2		600	5.874%, 06/01/40	641,988

Illinois—2.2%
			Chicago Transit Authority, Series A,
			Revenue Bonds
A1		700	6.899%, 12/01/40	744,541
			Chicago Transit Authority, Series B,
			Revenue Bonds
A1		800	6.899%, 12/01/40	856,424
			State of Illinois,
			General Obligation Unlimited
A1		1,400	1.823%, 01/01/11	1,397,676
A1		4,700	2.766%, 01/01/12	4,695,159

				7,693,800

New York—0.5%
			New York City Trust For Cultural Resources, Museum of Modern Art,
			Revenue Bonds
Aa2		1,500	5.125%, 07/01/31	1,549,770

			TOTAL MUNICIPAL BONDS (cost $9,648,111)	9,885,558

RESIDENTIAL MORTGAGE-BACKED SECURITIES—2.9%
			American Home Mortgage Assets,
			Series 2006-1, Class 2A1
Ba2		1,163	0.519%(c), 05/25/46	634,830
			American Housing Trust,
			Series I, Class 5
AAA(d)		1	8.625%, 08/25/18	1,288
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2002-11, Class 1A1
Aaa		40	5.676%(c), 02/25/33	40,136
			Series 2005-4, Class 3A1
Caa2		1,372	5.343%(c), 08/25/35	1,238,376
			Series 2005-4, Class 23A2
Caa1		307	2.924%(c), 05/25/35	245,585
			Series 2007-3, Class 1A1
CCC(d)		1,161	5.371%(c), 05/25/47	873,505
			Citigroup Mortgage Loan Trust, Inc.,
			Series 2005-6, Class A2
B3		427	2.56%(c), 08/25/35	369,336
			Series 2007-10, Class 22AA
CCC(d)		1,144	5.89%(c), 09/25/37	809,686
			Countrywide Alternative Loan Trust,
			Series 2006-OA9, Class 2A1A
Caa3		1,243	0.548%(c), 07/20/46	487,383
			Series 2006-OA17, Class 1A1A
Caa1		1,259	0.533%(c), 12/20/46	632,246
			FHLMC Structured Pass-Through Securities,
			Series T-61, Class 1A1
Aaa		591	1.813%(c), 07/25/44	585,382
			Greenpoint Mortgage Pass-Through Certificates,
			Series 2003-1, Class A1
B(d)		1,432	2.981%(c), 10/25/33	1,195,400

		Indymac Adjustable Rate Mortgage Trust,
		Series 2001-H2, Class A1
AAA(d)	3	2.60%(c), 01/25/32	2,230
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
B2	279	0.539%(c), 02/25/36	211,837
		Residential Funding Mortgage Securities I,
		Series 2003-S9, Class A1
AAA(d)	24	6.50%, 03/25/32	24,863
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	1,157	0.869%(c), 12/25/27	1,039,897
		Series 2003-R1, Class X, IO, 144A
AAA(d)	1,188	20.00%, 12/25/27	8,907
		Series 2007-OA2, Class 1A
B3	1,026	1.102%(c), 03/25/47	614,326
		Wells Fargo Mortgage Backed Securities Trust,
		Series 2006-AR2, Class 2A1
A(d)	1,308	4.721%(c), 03/25/36	1,160,890

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,577,042)	10,176,103

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—13.6%
		Federal Home Loan Mortgage Corp.
	25	2.838%(c), 01/01/24	26,547
	23	3.498%(c), 09/01/35	23,460
	25	5.50%, 06/01/31	26,610
	27	7.50%, 09/01/16-07/01/17	29,387
		Federal National Mortgage Assoc.
	89	1.919%(c), 01/01/20	91,933
	198	2.652%(c), 12/01/34	203,936
	66	3.928%(c), 05/01/36	66,760
	4,000	4.00%, TBA	4,083,124
	7,825	4.50%, 12/01/39-02/01/40	8,193,140
	11,000	4.50%, TBA	11,501,875
	7,000	4.50%, TBA	7,293,125
	9,622	5.50%, 07/01/32-04/01/36	10,411,673
	47	6.00%, 01/01/23	52,106
	98	6.50%, 04/01/21-09/01/21	107,548
		Government National Mortgage Assoc.
	79	3.125%, 10/20/26-11/20/29	80,324
	63	3.375%, 02/20/17-02/20/26	64,537
	55	3.625%, 07/20/22-07/20/27	55,881
	18	4.375%(c), 06/20/23	18,572
	1,000	5.00%, TBA	1,075,781
	2,078	6.00%, 04/15/36-08/15/36	2,277,367
	1,397	6.50%, 05/15/36-06/15/37	1,541,183
	53	8.50%, 06/15/30-08/20/30	62,599

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $46,245,565)	47,287,468

U.S. TREASURY OBLIGATIONS—32.4%
		U.S. Treasury Bonds
	4,900	4.25%, 05/15/39(k)	5,126,625
	9,700	4.375%, 02/15/38-05/15/40	10,375,728
	700	4.50%, 02/15/36	767,484
	200	4.625%, 02/15/40	222,406
	600	5.50%, 08/15/28	743,906
	2,800	6.125%, 11/15/27	3,700,374
	2,700	6.25%, 08/15/23	3,519,283
	6,400	7.25%, 08/15/22	8,960,000
	3,600	7.50%, 11/15/24	5,249,250
	1,700	7.625%, 11/15/22	2,452,250
	200	7.875%, 02/15/21	287,812
	6,700	8.00%, 11/15/21	9,793,517
	6,200	8.125%, 08/15/19-05/15/21	9,044,881
	1,300	8.50%, 02/15/20	1,916,992

	400	8.875%, 02/15/19	592,625
		U.S. Treasury Inflationary Indexed Bonds, TIPS
	9,200	1.25%, 07/15/20	9,305,254
		U.S. Treasury Notes
	727	1.00%, 07/31/11	731,714
	11,700	2.50%, 04/30/15-06/30/17	12,137,788
	9,700	2.75%, 05/31/17-02/15/19	9,838,375
	4,600	3.125%, 05/15/19	4,739,435
	3,000	3.25%, 12/31/16	3,192,186
	5,500	3.625%, 08/15/19(k)	5,862,659
	200	3.75%, 11/15/18	217,797
	3,200	3.875%, 05/15/18	3,535,251

		TOTAL U.S. TREASURY OBLIGATIONS (cost $108,163,617)	112,313,592

		TOTAL LONG-TERM INVESTMENTS (cost $289,642,587)	296,373,662

SHORT-TERM INVESTMENTS—18.6%
REPURCHASE AGREEMENTS(m)—11.4%
34,600		JPMorgan Securities, Inc., 0.22%, dated 07/30/10, due 08/02/10 in the amount of
		$34,600,634
			34,600,000
5,000		Morgan Stanley & Co., 0.22%, dated 07/30/10, due 08/02/10 in the amount of
		$5,000,092
			5,000,000

		TOTAL REPURCHASE AGREEMENTS (cost $39,600,000)	39,600,000

U.S. GOVERNMENT AGENCY OBLIGATIONS(n)—3.8%
		Federal Home Loan Mortgage Corp.
	5,000	0.25%, 10/13/10	4,998,500
	8,000	0.195%, 08/30/10	7,999,627

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,996,287)	12,998,127

U.S. TREASURY OBLIGATIONS(n)—3.1%
		U.S. Treasury Bills
	320	0.168%, 08/19/10(l)	319,975
	4,000	0.175%, 09/16/10	3,999,250
	140	0.182%, 08/19/10	139,994
	6,000	0.21%, 12/09/10	5,996,412
	450	0.217%, 01/13/11(l)	449,627

		TOTAL U.S. TREASURY OBLIGATIONS (cost $10,904,719)	10,905,258

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND—0.3%
1,140,143		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,140,143)(w)	1,140,143

		TOTAL SHORT-TERM INVESTMENTS (cost $64,641,149)	64,643,528

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—104.1% (cost $354,283,736)(p)	361,017,190

NOTIONAL AMOUNT (000)#		COUNTERPARTY
OPTIONS WRITTEN(e)*—(0.4)%
Call Options—(0.4)%
	Interest Rate Swap Options,
$2,800	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(85,024)
3,800	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(195,607)
1,200	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(61,770)
3,100	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	(159,574)
1,000	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(30,436)
12,300	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	(387,058)
12,600	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	(396,499)

			(1,315,968)

	Put Options
	5 Year Euro-Bobl Futures,
159,000	expiring 09/10/10, Strike Price $97.38		(994)
	Interest Rate Swap Options,
3,800	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	—
1,200	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	—
3,100	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	—
6,400	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	(1)
2,800	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	—
3,900	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Citigroup Global Markets	—
1,000	Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(8)
11,800	Receive a fixed rate of 4.00% and pay a floating rate based on 3-month LIBOR, expiring 12/01/10	Morgan Stanley	(574)
12,300	Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	(3,710)
12,600	Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	(3,800)
1,900	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(17,583)
5,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(48,121)
4,600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(42,569)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(5,553)
200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	(53)
100	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	(27)
4,700	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(1,251)

			(124,244)

	TOTAL OPTIONS WRITTEN (premiums received $900,375)		(1,440,212)

PRINCIPAL AMOUNT (000)#
SECURITIES SOLD SHORT—(3.4)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal National Mortgage Assoc.
9,000	5.50%, TBA	(9,669,375)
	Government National Mortgage Assoc.
2,000	6.00%, TBA	(2,188,124)

	TOTAL SECURITIES SOLD SHORT (proceeds received $11,831,406)	(11,857,499)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—100.3% (cost $341,551,955)	347,719,479
	Other liabilities in excess of other assets(x)—(0.3)%	(1,187,123)

	NET ASSETS—100%	$346,532,356

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
TWD	New Taiwanese Dollar

*	Non-income producing security.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures agreements.
(l)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(m)	Repurchase agreements are collateralized by United States Treasuries.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $354,910,899; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,106,291 (gross unrealized appreciation $12,148,995; gross unrealized depreciation $6,042,704). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
32	90 Day Euro Dollar	Sep 10	$7,936,000	$7,967,200	$31,200
101	90 Day Euro EURIBOR	Sep 10	32,591,041	32,596,938	5,897
96	90 Day Euro EURIBOR	Dec 10	30,881,322	30,959,772	78,450
3	90 Day Euro EURIBOR	Jun 11	960,554	965,734	5,180
47	2 Year Euro-Schatz	Sep 10	6,700,249	6,688,911	(11,338)
45	10 Year Euro-Bund	Sep 10	7,475,546	7,538,410	62,864

					$172,253

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Forward foreign currency exchange contracts outstanding at July 31, 2010:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chinese Yuan,
Expiring 11/17/10	Deutsche Bank	CNY	10,657	$1,605,653	$1,574,643	$(31,010)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	7,713	1,163,000	1,139,680	(23,320)
Expiring 11/23/10	Bank of America	CNY	21,412	3,220,275	3,164,330	(55,945)
Expiring 11/23/10	Barclays Capital Group	CNY	782	118,000	115,610	(2,390)
Expiring 01/10/11	JPMorgan Chase	CNY	1,677	251,000	248,128	(2,872)
Expiring 04/07/11	JPMorgan Chase	CNY	4,875	735,000	723,619	(11,381)
Expiring 04/28/11	Citigroup Global Markets	CNY	1,296	196,000	192,593	(3,407)
Expiring 04/28/11	JPMorgan Chase	CNY	1,555	235,000	230,950	(4,050)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	2,986	449,000	444,365	(4,635)
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	441,302	(19,698)
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,142,930	(35,290)
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	482,026	(13,727)
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	938,250	(30,024)
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	660,372	(19,914)
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	459,260	(13,152)
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	456,812	(13,374)
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	439,664	(12,837)
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	556,634	(17,366)
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	465,075	(13,579)
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	367,129	(10,954)
Euro,
Expiring 08/24/10	Deutsche Bank	EUR	1,579	2,036,194	2,057,657	21,463
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	488,418	396,186	411,014	14,828
Expiring 11/12/10	Barclays Capital Group	KRW	423,990	357,105	356,796	(309)
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	99,148	(852)
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	98,996	(1,004)
Expiring 11/12/10	Citigroup Global Markets	KRW	898,930	747,116	756,468	9,352
Expiring 11/12/10	Citigroup Global Markets	KRW	163,695	140,000	137,753	(2,247)
Expiring 11/12/10	Citigroup Global Markets	KRW	163,464	140,000	137,558	(2,442)
Expiring 11/12/10	Citigroup Global Markets	KRW	162,666	140,000	136,887	(3,113)
Expiring 11/12/10	Citigroup Global Markets	KRW	161,658	140,000	136,039	(3,961)
Expiring 11/12/10	Citigroup Global Markets	KRW	81,746	70,000	68,791	(1,209)
Expiring 11/12/10	Citigroup Global Markets	KRW	81,130	70,000	68,273	(1,727)
Expiring 11/12/10	Deutsche Bank	KRW	151,138	130,000	127,186	(2,814)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	82,110	70,000	69,097	(903)
Expiring 11/12/10	JPMorgan Chase	KRW	297,895	260,000	250,685	(9,315)
Expiring 11/12/10	JPMorgan Chase	KRW	163,779	140,000	137,823	(2,177)
Expiring 11/12/10	JPMorgan Chase	KRW	125,262	106,001	105,410	(591)
Expiring 11/12/10	Morgan Stanley	KRW	310,797	270,000	261,542	(8,458)
Expiring 11/12/10	Royal Bank of Scotland	KRW	409,380	336,205	344,502	8,297
Expiring 11/12/10	UBS Securities	KRW	906,705	799,000	763,011	(35,989)
Taiwan Dollar,
Expiring 01/14/11	Deutsche Bank	TWD	10,247	331,243	323,047	(8,196)
Expiring 01/14/11	Deutsche Bank	TWD	3,121	99,135	98,385	(750)
Expiring 01/14/11	JPMorgan Chase	TWD	8,184	259,151	258,009	(1,142)
Expiring 01/14/11	Morgan Stanley	TWD	12,599	400,923	397,196	(3,727)
Expiring 01/14/11	UBS Securities	TWD	6,823	215,270	215,102	(168)

				$22,435,826	$22,059,747	$(376,079)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 10/04/10	Hong Kong & Shanghai Bank	BRL	1,230	$683,865	$689,318	$(5,453)
Expiring 10/04/10	JPMorgan Chase	BRL	153	85,434	86,000	(566)
British Pound,
Expiring 09/23/10	Royal Bank of Scotland	GBP	1,000	1,479,440	1,568,744	(89,304)
Canadian Dollar,
Expiring 08/16/10	Goldman Sachs & Co.	CAD	9,944	9,343,318	9,670,657	(327,339)
Chinese Yuan,
Expiring 11/17/10	Barclays Capital Group	CNY	7,579	1,130,929	1,119,949	10,980
Expiring 11/17/10	Barclays Capital Group	CNY	4,568	680,286	674,988	5,298
Expiring 11/17/10	Citigroup Global Markets	CNY	6,222	929,231	919,385	9,846
Expiring 11/23/10	Barclays Capital Group	CNY	3,329	495,753	492,042	3,711
Expiring 11/23/10	Citigroup Global Markets	CNY	3,172	472,412	468,813	3,599
Expiring 11/23/10	Deutsche Bank	CNY	3,157	470,186	466,604	3,582
Expiring 11/23/10	Deutsche Bank	CNY	3,040	452,501	449,254	3,247
Expiring 11/23/10	JPMorgan Chase	CNY	3,845	574,000	568,270	5,730
Expiring 11/23/10	JPMorgan Chase	CNY	3,215	478,654	475,149	3,505
Expiring 11/23/10	UBS Securities	CNY	2,435	362,059	359,809	2,250
Euro,
Expiring 08/24/10	Citigroup Global Markets	EUR	10,527	12,996,003	13,718,151	(722,148)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	2,913	87
Expiring 03/09/11	UBS Securities	INR	480	10,360	10,058	302
Japanese Yen,
Expiring 08/23/10	Hong Kong & Shanghai Bank	JPY	79,120	894,416	915,980	(21,564)
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	16	4,607	4,935	(328)
Expiring 10/12/10	Deutsche Bank	MYR	1	455	463	(8)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	312,327	263,790	262,830	960
Expiring 11/12/10	Citigroup Global Markets	KRW	304,840	257,629	256,529	1,100
Expiring 11/12/10	Royal Bank of Scotland	KRW	305,263	258,194	256,885	1,309
Expiring 11/12/10	Royal Bank of Scotland	KRW	229,847	195,000	193,420	1,580
Expiring 11/12/10	Royal Bank of Scotland	KRW	229,808	195,000	193,388	1,612

				$32,716,522	$33,824,534	$(1,108,012)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of July 31, 2010.

Interest rate swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	$(54,894)	$(52,304)	$(2,590)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	5,705	—	5,705
Barclays Bank PLC(1)	01/02/14	BRL	8,700	11.99%	Brazilian interbank lending rate	42,823	2,556	40,267
Goldman Sachs & Co. (1)	01/02/13	BRL	700	11.93%	Brazilian interbank lending rate	3,713	(1,750)	5,463
Morgan Stanley & Co.(1)	01/02/13	BRL	800	12.59%	Brazilian interbank lending rate	7,345	1,039	6,306
Barclays Bank PLC(1)	01/02/13	BRL	9,300	11.91%	Brazilian interbank lending rate	42,096	42,853	(757)
Morgan Stanley & Co.(1)	01/02/14	BRL	19,600	11.86%	Brazilian interbank lending rate	(331)	17,637	(17,968)
Credit Suisse International(1)	01/02/13	BRL	2,000	12.48%	Brazilian interbank lending rate	16,070	(393)	16,463
Goldman Sachs & Co. (1)	01/02/14	BRL	11,200	11.96%	Brazilian interbank lending rate	51,264	(5,922)	57,186

						$113,791	$3,716	$110,075

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Credit default swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at July 31, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (2):
Bank of America Securities LLC	09/20/15	$300	1.00%	Japan Gov’t Series 55, 2.00%, due 03/21/22	0.702%	$4,693	$1,380	$3,313
Barclays Bank PLC	09/20/15	300	1.00%	Japan Gov’t Series 55, 2.00%, due 03/21/22	0.702%	4,693	1,416	3,277
Goldman Sachs & Co.	09/20/15	400	1.00%	Japan Gov’t Series 55, 2.00%, due 03/21/22	0.702%	6,258	1,888	4,370
Deutsche Bank	09/20/10	900	5.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	1.153%	10,336	2,323	8,013

						$25,980	$7,007	$18,973

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps - Buy Protection (1):
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$(3,831)	$—	$(3,831)
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	7,109	—	7,109
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	26,401	—	26,401
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(122,555)	—	(122,555)
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(243)	—	(243)
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	102,005	—	102,005
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	125,592	37,261	88,331
Deutsche Bank	06/20/18	4,646	1.50%	Dow Jones CDX IG10 10Y Index	(44,941)	(60,723)	15,782
Goldman Sachs & Co.	06/20/18	4,259	1.50%	Dow Jones CDX IG10 10Y Index	(41,030)	(132,491)	91,461
Morgan Stanley & Co.	06/20/18	11,035	1.50%	Dow Jones CDX IG10 10Y Index	(106,977)	(262,158)	155,181
Goldman Sachs & Co.	06/20/13	6,098	1.55%	Dow Jones CDX IG10 5Y Index	(75,392)	49,532	(124,924)
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	47,259	11,969	35,290
Goldman Sachs & Co.	12/20/17	1,646	0.80%	Dow Jones CDX IG9 10Y Index	61,802	21,204	40,598
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	69,071	32,337	36,734
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	4,229	—	4,229
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	3,190	—	3,190
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(157)	—	(157)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	846	—	846
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	1,350	—	1,350
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	22,604	—	22,604
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	21,434	—	21,434
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	11,344	—	11,344
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(51,864)	—	(51,864)
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	20,655	—	20,655
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	1,284	—	1,284

					$79,185	$(303,069)	$382,254

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,022,872	$—
Bank Loans	—	1,009,926	—
Convertible Bond	—	1,213,500	—
Corporate Bonds	—	93,377,758	—
Foreign Government Bonds	—	11,086,885	—
Municipal Bonds	—	9,885,558	—
Residential Mortgage-Backed Securities	—	10,176,103	—
U.S. Government Agency Obligation	—	12,998,127	—
U.S. Government Mortgage-Backed Obligations	—	47,287,468	—
U.S. Treasury Obligations	—	123,218,850	—
Repurchase Agreement	—	39,600,000	—
Options Written	—	(1,440,212)	—
Affiliated Money Market Mutual Fund	1,140,143	—	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(11,857,499)	—
Other Financial Instruments*
Futures	172,253	—	—
Forward foreign currency exchange contracts	—	(1,484,091)	—
Interest rate swap agreements	—	110,075	—
Credit default swap agreements	—	401,227	—

Total	$1,312,396	$345,606,547	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

INTERMEDIATE-TERM BOND PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—138.9%
ASSET-BACKED SECURITIES—4.2%
		AMMC CDO,
		Series 2006-6A, Class A1A, 144A(g)
Aaa	$500	0.722%(c), 05/03/18	$469,345
		BA Credit Card Trust,
		Series 2007-A2, Class A2
Aaa	2,000	0.361%(c), 06/17/13	1,998,850
		Series 2008-A5, Class A5
Aaa	400	1.541%(c), 12/16/13	403,669
		Ford Credit Auto Owner Trust,
		Series 2009-A, Class A3B
Aaa	2,398	2.841%(c), 05/15/13	2,439,201
		Series 2009-E, Class A2
Aaa	2,100	0.80%, 03/15/12	2,101,250
		Securitized Asset Backed Receivables LLC Trust,
		Series 2007-BR5, Class A2A
B3	378	0.459%(c), 05/25/37	280,723
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	163	0.498%(c), 10/25/16	163,118
		Series 2008-9, Class A
Aaa	2,066	1.998%(c), 04/25/23	2,137,809
		Small Business Administration Participation Certificates,
		Series 2008-20A, Class 1
AAA(d)	194	5.17%, 01/01/28	214,325
		Series 2008-20D, Class 1
AAA(d)	412	5.37%, 04/01/28	460,639
		Wells Fargo Home Equity Trust,
		Series 2005-2, Class AII2
Aaa	22	0.569%(c), 10/25/35	21,786

		TOTAL ASSET-BACKED SECURITIES (cost $10,689,973)	10,690,715

BANK LOANS(c)(g)—0.5%
		First Data Corp., Term B2
B1	44	3.066%, 09/24/14	38,190
B1	931	3.079%, 09/24/14	809,031
		International Lease Finance, Term B2
BBB-(d)	500	7.00%, 03/17/16	499,583

		TOTAL BANK LOANS (cost $1,428,466)	1,346,804

COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Credit Suisse Mortgage Capital Certificates,
		Series 2010-RR1, Class 2A, 144A
NR	600	5.695%(c), 07/15/40	619,233
		Series 2010-RR1, Class 3A, 144A
NR	600	5.658%(c), 05/10/49	632,612
		GE Capital Commercial Mortgage Corp.,
		Series 2002-3A, Class A1
AAA(d)	111	4.229%, 12/10/37	112,270
		GS Mortgage Securities Corp. II,
		Series 2001-1285, Class A1, 144A
Aaa	162	6.044%, 08/15/18	165,973

			Merrill Lynch Floating Trust,
			Series 2008-LAQA, Class A1, 144A
Aaa		400	0.883%(c), 07/09/21	369,372

			TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,777,196)	1,899,460

CORPORATE BONDS—70.4%
Airlines—0.9%
			Delta Air Lines, Inc.,
			Pass-Through Certificates
Baa2		400	6.20%, 07/02/18	407,000
BBB-(d)		500	7.111%, 09/18/11	525,000
			Southwest Airlines Co.,
			First Mortgage, 144A
BBB+(d)		750	10.50%, 12/15/11	831,925
			United Airlines, Inc.,
			Equipment Trust(g)(i)
NR		1,050	10.85%, 02/19/15	472,635

				2,236,560

Chemicals—0.3%
			Potash Corp. of Saskatchewan, Inc.,
			Sr. Unsec’d. Notes (Canada)
Baa1		800	5.25%, 05/15/14	891,752

Commercial Banks—21.9%
			ANZ National International Ltd.,
			Bank Gtd. Notes, 144A (New Zealand)
Aa2		2,200	6.20%, 07/19/13	2,449,009
			Banco do Brasil SA,
			Sr. Unsec’d. Notes, 144A (Brazil)
Baa2		1,100	4.50%, 01/22/15	1,144,279
			Banco Santander Chile,
			Sr. Unsec’d. Notes, 144A (Chile)
Aa3		1,200	1.771%(c), 04/20/12	1,199,198
			Bank of America Corp.,
			Sr. Unsec’d. Notes
A2		600	1.037%(c), 09/11/12	591,236
			Sr. Unsec’d. Notes, MTN
A2		2,000	0.87%(c), 09/15/14	1,907,352
			Bank of Tokyo-Mitsubishi UFJ Ltd.,
			Sr. Unsec’d. Notes, 144A (Japan)
Aa2		1,000	2.60%, 01/22/13	1,022,745
			Barclays Bank PLC, (United Kingdom)
			Gov’t. Liquid Gtd. Notes, 144A
Aaa		3,380	2.70%, 03/05/12	3,464,689
			Sr. Unsec’d. Notes, 144A
Aa3		2,300	5.45%, 09/12/12	2,464,650
			Canadian Imperial Bank of Commerce,
			Covered Bonds, 144A (Canada)
Aaa		500	2.00%, 02/04/13	509,388
Aaa		1,200	2.60%, 07/02/15(g)	1,216,782
			Commonwealth Bank of Australia,
			Sr. Unsec’d. Notes, 144A (Australia)
Aa1		2,400	1.089%(c), 03/19/13	2,397,502
Aa1		1,000	3.50%, 03/19/15	1,033,353
			ING Bank NV, (Netherlands)
			Sr. Notes, 144A
Aa3		2,000	1.157%(c), 01/13/12	2,010,060
			Sr. Unsec’d. Notes, 144A
Aa3		1,200	1.333%(c), 03/30/12	1,204,902
			National Australia Bank Ltd.,
			Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		7,000	2.55%, 01/13/12	7,160,580
			Nykredit Realkredit A/S,
			Covered Bonds (Denmark)
Aaa	DKK	16,500	4.00%, 01/01/11	2,913,070

		Rabobank Nederland NV,
		Jr. Sub. Notes, 144A (Netherlands)
A2	1,200	11.00%(c), 06/29/49	1,515,473
		Royal Bank of Scotland Group PLC, (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,900	0.80%(c), 03/30/12	2,880,965
		Sub. Notes
Ba2	1,100	5.05%, 01/08/15	1,080,860
		Royal Bank of Scotland PLC (The), (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,300	2.625%, 05/11/12	2,352,951
Aaa	2,000	3.00%, 12/09/11	2,052,726
		Gov’t. Liquid Gtd. Notes, MTN
Aaa	1,000	1.406%(c), 04/23/12	1,013,059
Aaa	2,400	2.65%, 04/23/12	2,471,347
		Scotland International Finance No. 2 BV,
		Bank Gtd. Notes, 144A (Netherlands)(g)
Baa3	1,950	7.70%, 08/15/10	1,951,962
		Toronto-Dominion Bank (The),
		Covered Bonds, 144A (Canada)
Aaa	1,200	2.20%, 07/29/15	1,199,604
		Westpac Banking Corp., (Australia)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	4,000	3.25%, 12/16/11	4,130,680
		Sr. Unsec’d. Notes
Aa1	2,300	2.25%, 11/19/12	2,331,195

			55,669,617

Diversified Financial Services—15.5%
		Allstate Life Global Funding Trusts,
		Sr. Sec’d. Notes, MTN
A1	2,300	5.375%, 04/30/13	2,528,077
		American Express Bank FSB,
		Sr. Unsec’d. Notes
A2	100	0.451%(c), 05/29/12	98,847
A2	950	5.50%, 04/16/13	1,031,853
		American Express Credit Corp.,
		Sr. Unsec’d. Notes, MTN
A2	1,800	5.875%, 05/02/13	1,982,623
		Bear Stearns Cos. LLC (The),
		Sr. Unsec’d. Notes
Aa3	600	0.646%(c), 08/15/11	600,982
Aa3	900	7.25%, 02/01/18	1,072,306
		Sr. Unsec’d. Notes, MTN
Aa3	1,000	6.95%, 08/10/12	1,103,420
		BRFkredit A/S,
		Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	1,000	0.776%(c), 04/15/13	999,310
		Capital One Bank USA NA,
		Sub. Notes
A3	2,300	6.50%, 06/13/13	2,537,174
		Citigroup, Inc.,
		FDIC Gtd. Notes
Aaa	3,000	2.125%, 04/30/12	3,075,561
		Sr. Unsec’d. Notes
A3	300	5.30%, 10/17/12	315,758
A3	3,600	5.50%, 04/11/13	3,824,910
A3	2,200	6.50%, 08/19/13	2,412,883
		Countrywide Financial Corp.,
		Gtd. Notes, MTN
A2	700	0.80%(c), 05/07/12	691,296
A2	500	5.80%, 06/07/12	530,688
		Credit Agricole SA,
		Notes, 144A (France)
Aa1	600	0.694%(c), 02/02/12	597,070
		Credit Suisse / New York, NY,
		Sr. Unsec’d. Notes, MTN (Switzerland)

Aa1		750	3.50%, 03/23/15	771,581
Aa1		2,200	5.00%, 05/15/13	2,381,903
			Danfin Funding Ltd.,
			Gov’t. Liquid Gtd. Notes, 144A (Ireland)
AAA(d)		1,200	1.227%(c), 07/16/13	1,198,387
			Ford Motor Credit Co. LLC,
			Sr. Unsec’d. Notes
Ba3		200	7.50%, 08/01/12	209,126
Ba3		1,100	8.625%, 11/01/10	1,116,611
			General Electric Capital Corp.,
			Sub. Notes, 144A
Aa1	EUR	1,000	5.50%(c), 09/15/67	1,114,195
			HSBC Finance Corp.,
			Sr. Unsec’d. Notes
A3		400	0.768%(c), 04/24/12	393,058
A3		1,200	0.887%(c), 09/14/12	1,172,520
A3		300	0.968%(c), 06/01/16	274,486
			Lehman Brothers Holdings, Inc.,(i)
			Sr. Unsec’d. Notes, MTN
A1		1,800	2.85%, 12/23/24	378,000
NR		600	5.625%, 01/24/13	129,750
			Macquarie Bank Ltd.,
			Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		2,300	3.30%, 07/17/14	2,408,878
			MassMutual Global Funding II,
			Sr. Sec’d. Notes, 144A
Aa2		1,200	2.875%, 04/21/14	1,227,840
			Merrill Lynch & Co., Inc.,
			Sr. Unsec’d. Notes, MTN
A2		1,400	6.15%, 04/25/13	1,525,090
			Morgan Stanley,
			Sr. Unsec’d. Notes, MTN
A2		1,600	6.00%, 04/28/15	1,723,643

				39,427,826

Diversified Manufacturing—0.7%
			AngloGold Ashanti Holdings PLC,
			Gtd. Notes (United Kingdom)
Baa3		600	5.375%, 04/15/20	622,823
			Siemens Financieringsmaatschappij NV,
			Gtd. Notes, 144A (Netherlands)
A1		1,000	5.50%, 02/16/12	1,062,701

				1,685,524

Electric—1.2%
			Dayton Power & Light Co. (The),
			First Mortgage
Aa3		500	5.125%, 10/01/13	555,286
			Public Service Electric & Gas Co.,
			Sec’d. Notes, MTN
A2		2,300	5.30%, 05/01/18	2,536,346

				3,091,632

Electronics—0.5%
			Agilent Technologies, Inc.,
			Sr. Unsec’d. Notes
Baa3		1,200	2.50%, 07/15/13	1,217,009

Financial - Bank & Trust—10.2%
			BNP Paribas Capital Trust,
			Ltd. Gtd. Notes, 144A
Baa1		250	9.003%(c), 12/29/49	250,000
			Dexia Credit Local, (France)
			Gov’t. Liquid Gtd. Notes
Aa1		2,000	0.938%(c), 03/05/13	2,001,128
Aa1		2,000	0.961%(c), 04/29/14	1,997,118
Aa1		2,200	1.188%(c), 09/23/11	2,212,630
			Gov’t. Liquid Gtd. Notes, 144A
Aa1		3,000	0.778%(c), 01/12/12	2,981,565

		Lloyds TSB Bank PLC,
		Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	4,500	2.30%, 04/01/11	4,533,871
		NIBC Bank NV,
		Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa	2,400	2.80%, 12/02/14	2,449,121
		Santander US Debt SA Unipersonal,
		Bank Gtd. Notes, 144A (Spain)
Aa2	400	1.333%(c), 03/30/12	388,812
		Swedbank AB,
		Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa	2,200	0.976%(c), 01/14/13	2,194,128
Aaa	2,300	2.80%, 02/10/12	2,358,507
		UBS AG,
		Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3	1,900	1.584%(c), 02/23/12	1,909,684
		Wachovia Corp.,
		Sr. Unsec’d. Notes, MTN
A1	350	2.114%(c), 05/01/13	357,895
		Westpac Securities NZ Ltd.,
		Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
Aaa	2,200	3.45%, 07/28/14	2,325,632

			25,960,091

Financial Services—1.6%
		International Lease Finance Corp.,
		Sr. Unsec’d. Notes
B1	800	4.875%, 09/01/10	800,000
		Sr. Unsec’d. Notes, MTN
B1	1,200	5.625%, 09/15/10	1,197,000
		Societe Financement de l’Economie Francaise,
		Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa	2,000	2.25%, 06/11/12	2,045,109

			4,042,109

Food—0.5%
		WM Wrigley Jr. Co.,
		Gtd. Notes, 144A
Baa2	1,200	2.45%, 06/28/12	1,208,648

Healthcare - Services —0.2%
		HCA, Inc.,
		Sr. Sec’d. Notes
Ba3	500	7.25%, 09/15/20	528,750

Hotels—0.3%
		MGM Mirage, Inc.,
		Sr. Sec’d. Notes, 144A
B1	700	9.00%, 03/15/20	735,000

Insurance—1.9%
		American International Group, Inc.,
		Jr. Sub. Debs.
Ba2	500	8.175%(c), 05/15/68	432,500
		Sr. Unsec’d. Notes
A3	160	4.25%, 05/15/13	160,000
		Monumental Global Funding III,
		Sr. Sec’d. Notes, 144A
A1	1,000	0.668%(c), 01/25/13	966,609
		Ohio National Financial Services, Inc.,
		Sr. Notes, 144A
Baa1	1,000	6.375%, 04/30/20	1,055,150

		Sun Life Financial Global Funding LP,
		Gtd. Notes, 144A
A1	2,200	0.784%(c), 10/06/13	2,134,928

			4,749,187

Investment Company—0.8%
		FIH Erhvervsbank A/S,
		Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	2,000	0.908%(c), 06/13/13	1,996,764

Machinery & Equipment—0.1%
		Kinder Morgan Finance Co. ULC,
		Gtd. Notes (Canada)
Ba1	300	5.35%, 01/05/11	302,961

Metals & Mining—1.5%
		Alcoa, Inc.,
		Sr. Unsec’d. Notes
Baa3	1,600	6.15%, 08/15/20	1,621,448
		BHP Billiton Finance USA Ltd.,
		Gtd. Notes (Australia)
A1	2,200	5.125%, 03/29/12	2,347,269

			3,968,717

Oil, Gas & Consumable Fuels—4.3%
		Alberta Energy Co. Ltd.,
		Sr. Unsec’d. Notes (Canada)
Baa2	2,000	7.65%, 09/15/10	2,015,860
		Cenovus Energy, Inc.,
		Sr. Unsec’d. Notes (Canada)
Baa2	1,100	4.50%, 09/15/14	1,185,607
		Florida Gas Transmission Co. LLC,
		Sr. Unsec’d. Notes, 144A
Baa2	400	4.00%, 07/15/15	413,605
Baa2	600	5.45%, 07/15/20	634,931
		Noble Holding International Ltd.,
		Gtd. Notes
Baa1	400	3.45%, 08/01/15	411,525
		Petroleos Mexicanos,
		Gtd. Notes, 144A (Mexico)
Baa1	1,200	5.50%, 01/21/21	1,234,800
		Shell International Finance BV,
		Gtd. Notes (Netherlands)
Aa1	1,200	3.10%, 06/28/15	1,243,834
		Total Capital SA,
		Gtd. Notes (France)
Aa1	1,000	3.00%, 06/24/15	1,031,383
		XTO Energy, Inc.,
		Sr. Unsec’d. Notes
Aaa	2,500	4.625%, 06/15/13	2,746,380

			10,917,925

Pharmaceuticals—0.4%
		Teva Pharmaceutical Finance III LLC,
		Gtd. Notes
A3	1,000	0.939%(c), 12/19/11	1,002,005

Pipelines—0.1%
		NGPL PipeCo LLC,
		Sr. Unsec’d. Notes , 144A
Ba1	250	7.119%, 12/15/17	263,287

Real Estate Investment Trusts—0.5%
		Ventas Realty LP,
		Gtd. Notes
Baa3	1,200	6.75%, 04/01/17	1,236,283

Savings & Loan—0.9%
		Nationwide Building Society,
		Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	2,300	0.616%(c), 05/17/12	2,295,078

Software—0.6%
		Oracle Corp.,
		Notes, 144A
A2	1,400	3.875%, 07/15/20	1,431,938

Telecommunications—4.0%
		America Movil SAB de CV,
		Gtd. Notes, 144A (Mexico)
A2	600	3.625%, 03/30/15	625,796
		Cellco Partnership / Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes
A2	750	3.75%, 05/20/11	768,400
		France Telecom SA,
		Sr. Unsec’d. Notes (France)
A3	2,300	7.75%, 03/01/11	2,390,363
		Sprint Capital Corp.,
		Gtd. Notes
Ba3	1,800	7.625%, 01/30/11	1,840,500
		Telecom Italia Capital SA,
		Gtd. Notes (Luxembourg)
Baa2	500	6.175%, 06/18/14	543,354
		Telefonica Emisiones SAU,
		Gtd. Notes, 144A (Spain)
Baa1	1,247	0.674%(c), 02/04/13	1,206,426
		Vodafone Group PLC,
		Sr. Unsec’d. Notes (United Kingdom)
Baa1	2,600	4.15%, 06/10/14	2,761,676

			10,136,515

Tobacco—0.5%
		Altria Group, Inc.,
		Gtd. Notes
Baa1	1,000	8.50%, 11/10/13	1,187,310

Utilities—1.0%
		Kinder Morgan Energy Partners LP,
		Sr. Unsec’d. Notes
Baa2	2,400	5.80%, 03/01/21	2,668,706

		TOTAL CORPORATE BONDS (cost $175,924,066)	178,851,194

FOREIGN GOVERNMENT BONDS—1.2%
		Republic of Panama,
		Sr. Unsec’d. Notes
Baa3	1,500	9.375%, 04/01/29	2,206,920
		Republic of South Africa,
		Sr. Unsec’d. Notes
A3	750	5.875%, 05/30/22	822,225

		TOTAL FOREIGN GOVERNMENT BONDS (cost $2,289,627)	3,029,145

MUNICIPAL BONDS—1.9%
California—0.9%
		Los Angeles California Community College District,
		General Obligation Bond
Aa1	600	6.75%, 08/01/49	624,954
		State of California,
		Revenue Bonds
Baa1	1,000	5.65%, 04/01/39	1,054,810

			Tobacco Securitization Authority of Southern California,
			Revenue Bonds
Baa3		800	5.00%, 06/01/37	583,928

				2,263,692

Florida—0.3%
			County of Broward Florida,
			Revenue Bonds
Aa2		800	6.206%, 10/01/30	800,672

Illinois—0.4%
			Illinois State Toll Highway Authority,
			Revenue Bonds
Aa3		1,000	5.293%, 01/01/24	974,870

West Virginia—0.3%
			Tobacco Settlement Financial Authority of West Virginia,
			Revenue Bonds
Baa3		950	7.467%, 06/01/47	702,468

			TOTAL MUNICIPAL BONDS (cost $4,992,212)	4,741,702

RESIDENTIAL MORTGAGE-BACKED SECURITIES—4.5%
			American Home Mortgage Investment Trust,
			Series 2004-4, Class 5A
Aaa		207	2.749%(c), 02/25/45	189,800
			Bank of America Funding Corp.,
			Series 2006-A, Class 1A1
Aaa		269	4.25%(c), 02/20/36	249,839
			Bear Stearns Adjustable Rate Mortgage Trust,
			Series 2004-8, Class 11A2
A3		390	3.017%(c), 11/25/34	365,906
			Series 2004-8, Class 13A1
Baa2		829	3.608%(c), 11/25/34	689,178
			Bear Stearns Alt-A Trust,
			Series 2006-6, Class 31A1
B3		725	5.437%(c), 11/25/36	450,167
			Series 2006-6, Class 32A1
B3		656	5.496%(c), 11/25/36	420,259
			Citigroup Mortgage Loan Trust, Inc.,
			Series 2005-11, Class A2A
Aaa		258	4.70%(c), 12/25/35	236,417
			Series 2006-AR1, Class 1A1
BB+(d)		1,449	2.74%(c), 10/25/35	1,168,341
			Countrywide Alternative Loan Trust,
			Series 2003-J3, Class 2A1
AAA(d)		78	6.25%, 12/25/33	80,170
			Countrywide Home Loan Mortgage Pass-Through Trust,
			Series 2003-R4, Class 2A, 144A
Aa3		128	6.50%(c), 01/25/34	124,982
			Series 2004-25, Class 1A1
Aaa		786	0.659%(c), 02/25/35	554,752
			Credit Suisse First Boston Mortgage Securities Corp.,
			Series 2003-8, Class 5A1
Aaa		22	6.50%, 04/25/33	21,923
			EMF-Nl,
			Series 2008-APRX, Class A2 (Netherlands)
AA+(d)	EUR	800	1.646%(c), 04/17/41	872,344
			Federal Home Loan Mortgage Corp.,
			Series 2892, Class BL
Aaa		208	5.00%, 01/15/18	213,583
			Series 3346, Class FA
Aaa		2,164	0.571%(c), 02/15/19	2,156,373
			Federal National Mortgage Assoc.,
			Series 2006-67, Class PA
Aaa		258	5.50%, 03/25/28	262,502
			FHLMC Structured Pass-Through Securities,
			Series T-59, Class 1A2
Aaa		265	7.00%, 10/25/43	300,896

		Series T-75, Class A1
Aaa	819	0.367%(c), 12/25/36	814,350
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	60	8.50%, 03/20/25	68,412
		Series 2000-9, Class FG
Aaa	83	0.941%(c), 02/16/30	83,272
		Series 2000-9, Class FH
Aaa	122	0.841%(c), 02/16/30	122,034
		Series 2000-11, Class PH
Aaa	235	7.50%, 02/20/30	255,224
		Greenpoint Mortgage Funding Trust,
		Series 2005-AR2, Class A1
Baa2	422	0.559%(c), 06/25/45	257,843
		GSR Mortgage Loan Trust,
		Series 2005-AR6, Class 2A1
Aaa	369	2.943%(c), 09/25/35	347,077
		Merrill Lynch Mortgage Investors, Inc.,
		Series 2005-A10, Class A
B2	335	0.539%(c), 02/25/36	254,204
		MLCC Mortgage Investors, Inc.,
		Series 2005-2, Class 3A
A1	279	1.329%(c), 10/25/35	232,182
		Sequoia Mortgage Trust,
		Series 10, Class 2A1
Aaa	390	0.718%(c), 10/20/27	340,736
		Structured Asset Mortgage Investments, Inc.,
		Series 2005-AR5, Class A1
Aa1	120	0.591%(c), 07/19/35	76,819
		Structured Asset Securities Corp.,
		Series 2001-21A, Class 1A1
BBB(d)	38	2.241%(c), 01/25/32	37,768
		Washington Mutual, Inc., Mortgage Pass-Through Certificates,
		Series 2002-AR6, Class A
A1	307	1.813%(c), 06/25/42	244,113
		Series 2002-AR9, Class 1A
Aa2	18	1.813%(c), 08/25/42	15,635

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $12,990,261)	11,507,101

U.S. GOVERNMENT AGENCY OBLIGATIONS—4.1%
		Federal Home Loan Mortgage Corp.,
		Notes
	400	0.19%(c), 11/09/11	399,154
	8,000	5.00%, 04/18/17(k)	9,262,632
		Notes, MTN
	764	0.268%(c), 02/02/12	763,192

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,732,889)	10,424,978

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—0.4%
		Federal National Mortgage Assoc.
	110	2.452%(c), 07/01/25	114,438
	61	3.25%(c), 08/01/24	61,542
	6	5.068%(c), 12/01/30	6,161
		Government National Mortgage Assoc.
	57	3.125%, 10/20/24-12/20/26	58,625
	308	3.25%(c), 03/20/30	316,280
	112	3.375%, 01/20/24-02/20/26	114,152
	186	3.625%, 08/20/26-07/20/30	191,920
	182	4.375%, 05/20/23-06/20/27	188,299

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,025,384)	1,051,417

U.S. TREASURY OBLIGATIONS—51.0%
		U.S. Treasury Notes

74,900	2.125%, 05/31/15	76,988,961
23,000	2.25%, 01/31/15	23,831,956
11,900	3.125%, 04/30/17-05/15/19	12,354,558
10,350	3.50%, 05/15/20	10,869,156
5,100	3.625%, 08/15/19	5,436,284

	TOTAL U.S. TREASURY OBLIGATIONS (cost $127,840,601)	129,480,915

	TOTAL LONG-TERM INVESTMENTS (cost $348,690,675)	353,023,431

SHORT-TERM INVESTMENTS—0.4%
REPURCHASE AGREEMENT(m)—0.3%
700	Deutsche Bank Securities, Inc., 0.22%, dated 07/30/10, due 08/02/10 in the amount of $700,013 (cost $700,000)	700,000

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND—0.1%
250,440	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $250,440)(w)	250,440

	TOTAL SHORT-TERM INVESTMENTS (cost $950,440)	950,440

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—139.3% (cost $349,641,115)(p)	353,973,871

NOTIONAL AMOUNT (000)#		COUNTERPARTY
	OPTIONS WRITTEN(l)*—(0.3)%
	Call Options—(0.3)%
	Interest Rate Swap Options,
$1,400	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	(42,512)
5,600	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(170,047)
1,500	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(77,213)
2,600	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	(133,836)
9,100	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(276,971)

			(700,579)

	Put Options
	Interest Rate Swap Options,
2,600	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	—
1,500	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	—
1,900	Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	—
1,400	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	—
3,700	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	—
4,000	Receive a fixed rate of 5.50% and pay a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(1)
9,100	Receive a fixed rate of 5.00% and pay a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(74)
2,400	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(22,210)
3,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(26,364)

5,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(47,196)
1,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Goldman Sachs & Co.	(9,254)

			(105,099)

	TOTAL OPTIONS WRITTEN (premiums received $394,312)		(805,678)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—139.0% (cost $349,246,803)		353,168,193
	Other liabilities in excess of other assets(x)—(39.0)%		(99,051,067)

	NET ASSETS—100%		$254,117,126

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Saving Bank
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
AUD	Australian Dollar
BRL	Brazilian Real
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SGD	Singapore Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of July 31, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures agreements.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.
(m)	Repurchase agreement is collateralized by United States Treasuries.
(p)	The United States federal income tax basis of the Schedule of Investments was $350,341,679; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,632,192 (gross unrealized appreciation $8,973,565; gross unrealized depreciation $5,341,373). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Depreciation(1)
Short Position
47	10 Year U.S. Treasury Note	Sep 10	$5,616,867	$5,819,187	$(202,320)

(1)	The amount represents fair value of derivative instrument subject to interest rate contracts risk exposure as of July 31, 2010.

Forward foreign currency exchange contracts outstanding at July 31, 2010:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/29/10	Royal Bank of Scotland	AUD	143	$126,678	$127,962	$1,284
Chinese Yuan,
Expiring 11/17/10	Citigroup Global Markets	CNY	1,108	167,000	163,688	(3,312)
Expiring 11/17/10	Deutsche Bank	CNY	1,088	164,000	160,736	(3,264)
Expiring 11/17/10	Deutsche Bank	CNY	893	135,000	132,014	(2,986)
Expiring 11/17/10	Deutsche Bank	CNY	588	88,819	86,854	(1,965)
Expiring 11/17/10	Deutsche Bank	CNY	279	42,000	41,195	(805)
Expiring 11/17/10	Morgan Stanley	CNY	563	85,000	83,120	(1,880)
Expiring 11/17/10	Morgan Stanley	CNY	562	85,000	83,095	(1,905)
Expiring 11/23/10	Barclays Capital Group	CNY	398	60,000	58,785	(1,215)
Expiring 11/23/10	Deutsche Bank	CNY	279	42,000	41,208	(792)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	14,553	2,200,000	2,160,382	(39,618)
Mexican Peso,
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	19,338	1,500,419	1,518,606	18,187
Singapore Dollar,
Expiring 09/16/10	Barclays Capital Group	SGD	1,548	1,103,846	1,138,515	34,669
Expiring 09/16/10	Deutsche Bank	SGD	1,321	941,423	971,359	29,936
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	99,148	(852)
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	98,997	(1,003)
Expiring 11/12/10	Citigroup Global Markets	KRW	116,925	100,000	98,395	(1,605)
Expiring 11/12/10	Citigroup Global Markets	KRW	116,760	100,000	98,256	(1,744)
Expiring 11/12/10	Citigroup Global Markets	KRW	116,190	100,000	97,776	(2,224)
Expiring 11/12/10	Citigroup Global Markets	KRW	115,470	100,000	97,170	(2,830)
Expiring 11/12/10	Citigroup Global Markets	KRW	58,390	50,000	49,136	(864)
Expiring 11/12/10	Citigroup Global Markets	KRW	57,950	50,000	48,766	(1,234)
Expiring 11/12/10	Deutsche Bank	KRW	116,260	100,000	97,835	(2,165)
Expiring 11/12/10	Goldman Sachs & Co.	KRW	58,650	50,000	49,355	(645)
Expiring 11/12/10	JPMorgan Chase	KRW	217,693	190,000	183,193	(6,807)
Expiring 11/12/10	JPMorgan Chase	KRW	128,684	110,000	108,290	(1,710)
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	95,386	(4,614)
Expiring 11/12/10	JPMorgan Chase	KRW	36,245	30,672	30,501	(171)
Expiring 11/12/10	Morgan Stanley	KRW	230,220	200,000	193,735	(6,265)

				$8,221,857	$8,213,458	$(8,399)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 10/04/10	JPMorgan Chase	BRL	13	$7,027	$7,074	$(47)
British Pound,
Expiring 09/23/10	Royal Bank of Scotland	GBP	666	985,307	1,044,784	(59,477)
Danish Krone,
Expiring 01/04/11	Citigroup Global Markets	DKK	17,017	3,039,347	2,975,161	64,186
Euro,
Expiring 08/24/10	Citigroup Global Markets	EUR	657	811,093	856,163	(45,070)
Expiring 10/26/10	Barclays Capital Group	EUR	1,362	1,746,084	1,774,529	(28,445)
Japanese Yen,
Expiring 08/23/10	Hong Kong & Shanghai Bank	JPY	150	1,696	1,737	(41)
Singapore Dollar,
Expiring 09/16/10	Deutsche Bank	SGD	2,163	1,550,000	1,590,855	(40,855)

				$8,140,554	$8,250,303	$(109,749)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange contracts risk exposure as of July 31, 2010.

Interest rate swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	$(35,958)	$(20,053)	$(15,905)
Barclays Capital(1)	01/02/12	BRL	39,300	10.84%	Brazilian interbank lending rate	232,229	119,825	112,404
Goldman Sachs(1)	01/02/12	BRL	2,400	11.36%	Brazilian interbank lending rate	19,829	(356)	20,185

						$216,100	$99,416	$116,684

(1)	Porfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Credit default swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at July 31, 2010 (3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(4)
Credit default swaps on corporate and/or sovereign issues - Sell Protection (1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.500%	$(32,160)	$—	$(32,160)
Credit Suisse International	06/20/15	800	5.00%	BP Capital Markets, 4.20%, due 06/15/18	3.203%	62,611	11,754	50,857
Goldman Sachs	06/20/15	700	5.00%	BP Capital Markets, 4.20%, due 06/15/18	3.203%	54,784	20,780	34,004
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	1.039%	(2,135)	—	(2,135)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	1.520%	(3,350)	—	(3,350)
Barclays Capital	12/20/10	900	1.00%	Federal Rebublic of Brazil, 12.25%, due 03/06/30	0.338%	2,768	1,445	1,323
Deutsche Bank	12/20/10	700	1.00%	Federal Rebublic of Brazil, 12.25%, due 03/06/30	0.338%	2,154	1,097	1,057
Citigroup	09/20/11	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	NA	(1,254)	(2,150)	896
Citigroup	06/20/12	275	5.00%	General Electric Captial Corp., 5.625%, due 09/15/17	1.626%	18,575	(7,547)	26,122
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.721%	(1,762)	—	(1,762)
Deutsche Bank	06/20/12	1,200	5.00%	MetLife, Inc., 5.00%, due 06/15/15	2.144%	71,140	40,306	30,834
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.673%	(71,752)	—	(71,752)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.877%	(1,995)	—	(1,995)
Citigroup	09/20/11	2,900	0.25%	United Kingdom Treasury, 4.25%, due 06/07/32	NA	472	(414)	886
Barclays Capital	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.457%	2,099	(66)	2,165
Deutsche Bank	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.457%	2,099	(12)	2,111
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	0.914%	(2,364)	—	(2,364)

						$99,930	$65,193	$34,737

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,221,370	$469,345
Bank Loans	—	1,346,804	—
Commercial Mortgage-Backed Securities	—	1,899,460	—
Corporate Bonds	—	178,851,194	—
Foreign Government Bonds	—	3,029,145	—
Municipal Bonds	—	4,741,702	—
Residential Mortgage-Backed Securities	—	11,507,101	—
U.S. Government Agency Obligation	—	10,424,978	—
U.S. Government Mortgage Backed Obligations	—	1,051,417	—
U.S. Treasury Obligations	—	129,480,915	—
Repurchase Agreement	—	700,000	—
Affiliated Money Market Mutual Fund	250,440	—	—
Options Written	—	(805,678)	—
Other Financial Instruments*
Futures	(202,320)	—	—
Forward foreign currency exchange contracts	—	(118,148)	—
Interest rate swap agreements	—	116,684	—
Credit default swap agreements		34,737	—

Total	$48,120	$352,481,681	$469,345

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

MORTGAGE BACKED SECURITIES PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS—151.3%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—125.3%
	Federal Home Loan Mortgage Corp.,
$2,100	4.00%, TBA	$2,148,235
3,200	4.50%, TBA	3,343,501
3,238	5.00%, 10/01/35	3,459,854
917	6.00%, 01/01/15-02/01/21	996,113
94	6.50%, 01/01/18-06/01/22	103,828
25	7.50%, 06/01/28	27,903
3	8.50%, 04/01/18	3,365
19	11.50%, 03/01/16	23,210
	Federal National Mortgage Assoc.,
2,200	4.00%, TBA	2,300,718
600	4.00%, TBA	614,906
1,665	4.35%, 07/01/20	1,766,929
1,637	4.50%, 05/01/35	1,726,733
3,100	4.50%, TBA	3,284,546
800	4.50%, TBA	836,500
1,088	4.57%, 06/01/20	1,173,432
3,818	5.00%, 11/01/18-08/01/35	4,084,449
161	5.00%, 07/01/33(k)	171,987
3,700	5.00%, TBA	3,942,813
4,633	5.50%, 06/01/33-06/01/36	5,006,276
797	5.78%(c), 11/01/11	829,788
1,747	6.00%, 04/01/14-10/01/37	1,922,529
3,300	6.00%, TBA	3,584,625
37	6.079%(c), 03/01/12	39,106
751	6.50%, 05/01/14-08/01/17	816,710
400	6.50%, TBA	438,562
4	7.00%, 05/01/12-07/01/12	4,756
28	8.00%, 09/01/22-12/01/22	32,381
3	9.75%, 11/01/16	3,030
	Government National Mortgage Assoc.,
500	4.50%, TBA	527,188
128	6.00%, 07/15/24-08/15/24	141,083
1,280	6.50%, 06/15/23-12/15/35	1,422,847
1,137	7.00%, 11/15/31-11/15/33	1,266,767
19	7.50%, 09/15/11-12/20/23	21,957
286	8.00%, 03/15/17-11/15/30	327,357
39	8.25%, 06/20/17-07/20/17	43,789
42	8.50%, 04/20/17	47,067
51	9.00%, 01/15/20	58,781
—(r)	9.50%, 06/15/20	943
2	14.00%, 06/15/11	2,380
3	16.00%, 05/15/12	3,356

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $44,506,883)	46,550,300

RESIDENTIAL MORTGAGE-BACKED SECURITIES—23.5%
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
270	5.50%(c), 03/25/36	197,248
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
298	5.50%, 01/25/36	250,821
	Series 2005-85CB, Class 2A2
738	5.50%, 02/25/36	556,260
	Series 2005-J11, Class 1A3
943	5.50%, 11/25/35	798,213
	Series 2007-HY5R, Class 2A1A
611	5.544%(c), 03/25/47	536,034

	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
847	6.25%, 09/25/36	759,635
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	74,990
	Federal Home Loan Mortgage Corp.,
	Series 74, Class F
14	6.00%, 10/15/20	15,405
	Series 83, Class Z
3	9.00%, 10/15/20	3,049
	Series 186, Class E
24	6.00%, 08/15/21	25,997
	Series 1058, Class H
8	8.00%, 04/15/21	8,533
	Series 1116, Class I
6	5.50%, 08/15/21	6,129
	Series 1120, Class L
29	8.00%, 07/15/21	33,087
	Series 2809, Class UC
425	4.00%, 06/15/19	453,982
	Series 2995, Class ST, IO
882	6.409%(c), 05/15/29	128,174
	Series 3279, Class SD, IO
2,921	6.089%(c), 02/15/37	363,656
	Series 3309, Class SC, IO
2,485	6.109%(c), 04/15/37	304,343
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
	Series T-42, Class A5
167	7.50%, 02/25/42	191,242
	Federal National Mortgage Assoc.,
	Series 56, Class 1
11	6.00%, 04/01/19	11,638
	Series 340, Class 2, IO
416	5.00%, 09/01/33	73,527
	Series 347, Class 2, IO
907	5.00%, 01/01/34	157,008
	Series 377, Class 2, IO
143	5.00%, 10/01/36	23,423
	Series 1988-19, Class J
11	8.50%, 07/25/18	12,146
	Series 1990-10, Class L
4	8.50%, 02/25/20	4,485
	Series 1990-108, Class G
10	7.00%, 09/25/20	11,359
	Series 1991-21, Class J
9	7.00%, 03/25/21	10,358
	Series 1992-113, Class Z
19	7.50%, 07/25/22	21,509
	Series 1993-223, Class ZA
246	6.50%, 12/25/23	273,941
	Series 2001-51, Class QN
231	6.00%, 10/25/16	251,711
	Series 2003-33, Class PT
114	4.50%, 05/25/33	123,631
	Series 2007-22, Class SD, IO
1,662	6.071%(c), 03/25/37	221,662
	Series G-14, Class L
13	8.50%, 06/25/21	14,975
	Series G92-24, Class Z
13	6.50%, 04/25/22	14,604
	Series G92-59, Class D
69	6.00%, 10/25/22	76,602
	Series G94-4, Class PG
230	8.00%, 05/25/24	258,338
	First Boston Mortgage Securities Corp.,
	Series B, Class I-O, IO
33	8.985%, 04/25/17	5,071
	Series B, Class P-O, PO

33	1.694%(s), 04/25/17	32,164
	Government National Mortgage Assoc.,
	Series 2006-35, Class LO, PO
132	2.298%(s), 07/20/36	122,427
	Series 2006-38, Class XS, IO
1,029	6.909%(c), 09/16/31	180,932
	GSR Mortgage Loan Trust,
	Series 2005-AR2, Class 1A2
92	3.586%(c), 04/25/35	77,526
	Series 2007-AR1, Class 2A1
296	5.758%(c), 03/25/37	222,193
	Series 2007-AR2, Class 1A1
286	5.645%(c), 05/25/47	211,714
	JPMorgan Mortgage Trust,
	Series 2007-S2, Class 2A3
504	5.50%, 06/25/37	454,347
	Morgan Stanley Mortgage Loan Trust,
	Series 2004-5AR, Class 3A4
95	2.422%(c), 07/25/34	95,235
	Series 2007-12, Class 3A22
235	6.00%, 08/25/37	184,504
	Residential Asset Securitization Trust,
	Series 2004-A3, Class A7
704	5.25%, 06/25/34	692,276
	Salomon Brothers Mortgage Securities VI, Inc.,
	Series 1986-1, Class A
—(r)	6.00%, 12/25/11	15
	Wells Fargo Mortgage Backed Securities Trust,
	Series 2006-AR10, Class 5A2
222	5.46%(c), 07/25/36	196,183

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,522,103)	8,742,302

COMMERCIAL MORTGAGE-BACKED SECURITY—2.5%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 (cost $704,245)
872	5.286%(c), 06/11/41	916,606

	TOTAL LONG-TERM INVESTMENTS (cost $53,733,231)	56,209,208

SHARES
SHORT-TERM INVESTMENT—9.6%
AFFILIATED MONEY MARKET MUTUAL FUND
3,593,755	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,593,755)(w)	3,593,755

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT—160.9% (cost $57,326,986)(p)	59,802,963

PRINCIPAL AMOUNT (000)#
SECURITY SOLD SHORT—(1.7)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
	Federal National Mortgage Assoc., (proceeds $641,813)
$600	5.50%, TBA	(646,500)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT—159.2% (cost $56,685,173)	59,156,463
Other liabilities in excess of other assets(x)—(59.2)%	(21,999,655)

NET ASSETS—100%	$37,156,808

The following abbreviations are used in the Portfolio descriptions:

CMM	Constant Maturity Mortgage Forward
CMS	Constant Maturity Mortgage Swap
IO	Interest Only Security
PO	Principal Only Security
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures agreements.
(p)	The United States federal income tax basis of the Schedule of Investments was $57,339,121; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,463,842 (gross unrealized appreciation $3,357,880; gross unrealized depreciation $894,038). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at July 31, 2010.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, and interest rate swaps as follows:

Futures contracts open at July 31, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2010	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13	90 Day Euro Dollar	Sep 10	$3,227,556	$3,236,675	$9,119
1	5 Year U.S. Treasury Notes	Sep 10	116,636	119,828	3,192
21	10 Year U.S. Treasury Notes	Sep 10	2,578,381	2,600,063	21,682

					33,993

	Short Position:
40	2 Year U.S. Treasury Notes	Sep 10	8,755,001	8,765,000	(9,999)

					$23,994

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.

Interest rate swap agreements outstanding at July 31, 2010:

Counterparty	Termination Date	Notional Amount(000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Goldman Sachs (1)	06/24/20	$22,500	5.37%	3 Month LIBOR	$(80,231)	$—	$(80,231)
Goldman Sachs (1)	05/26/12	55,000	1.21%	3 Month LIBOR	(54,136)	—	(54,136)
Goldman Sachs (2)	01/18/11	400,000	0.55%	CMM/CMS	17,840	—	17,840

					$(116,527)	$—	$(116,527)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays or receives based on the spread between the two indices.
(3)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2010.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$46,550,300	$—
Residential Mortgage-Backed Securities	—	8,742,302	—
Commerical Mortgage-Backed Security	—	916,606	—
Affiliated Money Market Mutual Fund	3,593,755	—	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(646,500)	—
Other Financial Instruments*
Futures	23,994	—	—
Interest rate swap agreements	—	(116,527)	—

Total	$3,617,749	$55,446,181	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

Schedule of Investments

As of July 31, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
FEDERAL HOME LOAN BANK(n)—7.7%
$800	0.20%, 09/10/10	$799,827
2,500	0.26%, 09/20/10	2,499,115

	TOTAL FEDERAL HOME LOAN BANK (cost $3,298,942)	3,298,942

FEDERAL HOME LOAN MORTGAGE CORP.(n)—29.1%
2,376	0.21%, 09/14/10	2,375,404
3,000	0.225%, 09/21/10	2,999,062
400	0.23%, 09/14/10	399,890
1,700	0.24%, 09/14/10	1,699,513
2,000	0.26%, 09/01/10	1,999,567
2,000	0.28%, 09/27/10	1,999,129
1,000	0.29%, 09/20/10	999,605

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $12,472,170)	12,472,170

FEDERAL NATIONAL MORTGAGE ASSOC.(n)—28.9%
1,900	0.203%, 08/09/10	1,899,926
3,000	0.21%, 08/04/10	2,999,965
1,500	0.23%, 09/15/10	1,499,578
2,000	0.25%, 12/01/10	1,998,320
2,000	0.265%, 09/08/10	1,999,455
300	0.27%, 12/22/10	299,681
1,700	0.36%, 02/14/11	1,696,668

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOC. (cost $12,393,593)	12,393,593

REPURCHASE AGREEMENT(m)—24.7%
10,600	Credit Suisse Securities, 0.21%, dated 07/30/10, due 08/02/10 in the amount of $10,600,186 (cost $10,600,000)	10,600,000

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND—9.7%
4,176,408	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $ 4,176,408)(w)	4,176,408

	TOTAL INVESTMENTS(h)—100.1% (amortized cost $42,941,113)	42,941,113
	Liabilities in excess of other assets—(0.1)%	(43,857)

	NET ASSETS—100%	$42,897,256

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(h)	Federal income tax basis is the same as for financial reporting purposes.
(n)	Rates shown are the effective yields at purchase date.
(m)	Repurchase agreement is collateralized by federal agency obligations.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$28,164,705	$—
Repurchase Agreement	—	10,600,000	—
Affiliated Money Market Mutual Fund	4,176,408	—	—

Total	$4,176,408	$38,764,705	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an advisor in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. Securities sold short are valued as described above, depending on the type of security.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in non-exchange traded, open-end mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities of sufficient credit quality held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities of sufficient credit quality held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 22, 2010

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 22, 2010

*	Print the name and title of each signing officer under his or her signature.